MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2021

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Variable Universal Life Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year indicated in the Appendix and changes in net assets for each of the years indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year indicated in the Appendix, the changes in its net assets for each of the years indicated in the Appendix, and the financial highlights for each of the years indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 25, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

1

Appendix – Minnesota Life Variable Universal Life Account

Statements of assets, liabilities, and policy owners' equity as of December 31, 2021, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Fidelity VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

Invesco V.I. Global Fund – Series I Shares (Invesco VI Global Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Van Eck VIP Global Resources Fund (Van Eck VIP Global Resources)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

(Continued)

2

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II
Assets
Investments at net asset value	$156,415	36,584	3,263,075	292,931	8,834	393,037
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	827	300	11,975	3,255	67	5,494
Total assets	157,242	36,884	3,275,050	296,186	8,901	398,531
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	827	300	11,975	3,255	67	5,494
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	827	300	11,975	3,255	67	5,494
Net assets applicable to policy owners	$156,415	36,584	3,263,075	292,931	8,834	393,037
Policy Owners' Equity
Total policy owners' equity	$156,415	36,584	3,263,075	292,931	8,834	393,037
Investment shares	3,441	1,149	347,550	16,558	2,604	21,277
Investments at cost	$121,804	30,933	2,798,534	208,851	8,719	360,523

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
3

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Assets
Investments at net asset value	$34,443	141,280	258,610	412,509	271,719	68,155
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	1,480	2,335	4,173	38	—
Total assets	34,443	142,760	260,945	416,682	271,757	68,155
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	1,480	2,335	4,173	38	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	1,480	2,335	4,173	38	—
Net assets applicable to policy owners	$34,443	141,280	258,610	412,509	271,719	68,155
Policy Owners' Equity
Total policy owners' equity	$34,443	141,280	258,610	412,509	271,719	68,155
Investment shares	1,167	12,917	15,460	50,070	11,145	3,718
Investments at cost	$39,679	123,983	236,869	316,640	268,231	65,759

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
4

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC
Assets
Investments at net asset value	$181,627	2,885,156	19,914	56,139	25,235	872,461
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	37	4,608	—	—	—	6,543
Total assets	181,664	2,889,764	19,914	56,139	25,235	879,004
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	37	4,608	—	—	—	6,543
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	37	4,608	—	—	—	6,543
Net assets applicable to policy owners	$181,627	2,885,156	19,914	56,139	25,235	872,461
Policy Owners' Equity
Total policy owners' equity	$181,627	2,885,156	19,914	56,139	25,235	872,461
Investment shares	7,182	53,085	977	2,861	2,006	33,364
Investments at cost	$161,251	2,184,137	15,712	43,769	28,906	764,671

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
5

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC
Assets
Investments at net asset value	$16,104	1,353	6,452	14,232	63,217	3,456
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Total assets	16,104	1,353	6,452	14,232	63,217	3,456
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$16,104	1,353	6,452	14,232	63,217	3,456
Policy Owners' Equity
Total policy owners' equity	$16,104	1,353	6,452	14,232	63,217	3,456
Investment shares	1,114	94	418	799	3,526	115
Investments at cost	$15,297	1,364	6,345	14,161	61,728	3,446

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
6

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Assets
Investments at net asset value	$4,210	2,343	113,829	7,424	2,611	840
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	—	1	—	—	—
Total assets	4,210	2,343	113,830	7,424	2,611	840
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	1	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	—	1	—	—	—
Net assets applicable to policy owners	$4,210	2,343	113,829	7,424	2,611	840
Policy Owners' Equity
Total policy owners' equity	$4,210	2,343	113,829	7,424	2,611	840
Investment shares	145	80	4,318	582	214	58
Investments at cost	$4,198	2,347	106,436	7,251	2,619	802

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
7

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC
Assets
Investments at net asset value	$2,658	831	272	367,526	401,503	491,814
Receivable from Minnesota Life for policy purchase payments	—	—	—	374	54	—
Receivable for investments sold	—	—	—	—	—	3
Total assets	2,658	831	272	367,900	401,557	491,817
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	3
Payable for investments purchased	—	—	—	374	54	—
Total liabilities	—	—	—	374	54	3
Net assets applicable to policy owners	$2,658	831	272	367,526	401,503	491,814
Policy Owners' Equity
Total policy owners' equity	$2,658	831	272	367,526	401,503	491,814
Investment shares	214	53	17	367,526	15,313	6,206
Investments at cost	$2,529	822	270	367,526	335,820	410,298

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
8

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Assets
Investments at net asset value	$1,393,111	126,703	1,095,538	41,088	272,969	1,190,270
Receivable from Minnesota Life for policy purchase payments	49	—	—	—	—	—
Receivable for investments sold	—	2,495	63	—	2	132
Total assets	1,393,160	129,198	1,095,601	41,088	272,971	1,190,402
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	2,495	63	—	2	132
Payable for investments purchased	49	—	—	—	—	—
Total liabilities	49	2,495	63	—	2	132
Net assets applicable to policy owners	$1,393,111	126,703	1,095,538	41,088	272,969	1,190,270
Policy Owners' Equity
Total policy owners' equity	$1,393,111	126,703	1,095,538	41,088	272,969	1,190,270
Investment shares	13,601	24,134	2,340	1,686	20,447	28,911
Investments at cost	$1,362,805	128,789	783,122	39,985	283,098	1,235,345

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
9

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC
Assets
Investments at net asset value	$331,953	35,945	215,184	9,609	138,248	49,163
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	38	—	1	—	1	—
Total assets	331,991	35,945	215,185	9,609	138,249	49,163
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	38	—	1	—	1	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	38	—	1	—	1	—
Net assets applicable to policy owners	$331,953	35,945	215,184	9,609	138,248	49,163
Policy Owners' Equity
Total policy owners' equity	$331,953	35,945	215,184	9,609	138,248	49,163
Investment shares	11,337	1,510	18,329	753	7,563	2,998
Investments at cost	$335,619	29,444	208,965	9,341	117,312	39,026

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
10

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Assets
Investments at net asset value	$107,355	34,037	384,852	309,280	84,801	11,287
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	—	2,227	4,650	—	—
Total assets	107,355	34,037	387,079	313,930	84,801	11,287
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	2,227	4,650	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	—	2,227	4,650	—	—
Net assets applicable to policy owners	$107,355	34,037	384,852	309,280	84,801	11,287
Policy Owners' Equity
Total policy owners' equity	$107,355	34,037	384,852	309,280	84,801	11,287
Investment shares	1,876	1,082	6,795	7,540	3,026	704
Investments at cost	$84,566	26,553	294,927	240,973	72,709	12,012

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
11

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Assets
Investments at net asset value	$1,819	79,349	91,920	24,664	14,560	28,132
Receivable from Minnesota Life for policy purchase payments	—	265	132	—	—	—
Receivable for investments sold	—	—	—	64	—	—
Total assets	1,819	79,614	92,052	24,728	14,560	28,132
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	64	—	—
Payable for investments purchased	—	265	132	—	—	—
Total liabilities	—	265	132	64	—	—
Net assets applicable to policy owners	$1,819	79,349	91,920	24,664	14,560	28,132
Policy Owners' Equity
Total policy owners' equity	$1,819	79,349	91,920	24,664	14,560	28,132
Investment shares	133	6,811	7,176	2,345	631	10,242
Investments at cost	$1,799	73,166	82,317	25,107	13,288	24,888

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
12

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Assets
Investments at net asset value	$38,979,013	1,051,744	203,521	804,036	3,833	9,963,029
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	102,955	8,484	2,990	65,154	—	24,620
Total assets	39,081,968	1,060,228	206,511	869,190	3,833	9,987,649
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	102,955	8,484	2,990	65,154	—	24,620
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	102,955	8,484	2,990	65,154	—	24,620
Net assets applicable to policy owners	$38,979,013	1,051,744	203,521	804,036	3,833	9,963,029
Policy Owners' Equity
Total policy owners' equity	$38,979,013	1,051,744	203,521	804,036	3,833	9,963,029
Investment shares	14,659,171	28,271	7,608	804,036	492	1,321,724
Investments at cost	$36,146,304	479,305	159,335	804,036	3,669	5,378,738

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
13

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Assets
Investments at net asset value	$266,258	61,535,166	27,976	39,377	293,986	532,881
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	102,134	2,036	—	4,107	6,902
Total assets	266,258	61,637,300	30,012	39,377	298,093	539,783
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	102,134	2,036	—	4,107	6,902
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	102,134	2,036	—	4,107	6,902
Net assets applicable to policy owners	$266,258	61,535,166	27,976	39,377	293,986	532,881
Policy Owners' Equity
Total policy owners' equity	$266,258	61,535,166	27,976	39,377	293,986	532,881
Investment shares	13,187	3,148,002	12,210	4,945	38,136	19,239
Investments at cost	$151,686	34,487,357	28,897	25,113	247,676	305,591

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
14

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Assets
Investments at net asset value	$5,131	32,128	17,467
Receivable from Minnesota Life for policy purchase payments	—	—	—
Receivable for investments sold	—	688	382
Total assets	5,131	32,816	17,849
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	688	382
Payable for investments purchased	—	—	—
Total liabilities	—	688	382
Net assets applicable to policy owners	$5,131	32,128	17,467
Policy Owners' Equity
Total policy owners' equity	$5,131	32,128	17,467
Investment shares	193	1,841	1,429
Investments at cost	$4,919	27,534	17,250

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
15

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$841	399	31,354	1,423	486	12,388
Mortality, expense and administrative charges (note 3)	(576)	(161)	(14,959)	(832)	(19)	(3,851)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	265	238	16,395	591	467	8,537
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	6,537	1,130	191,087	9,981	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	234,935	30,988	1,374,922	224,588	10,192	1,537,722
Cost of investments sold	(155,748)	(22,066)	(1,215,812)	(163,574)	(9,856)	(1,396,118)
Realized gains (losses) on sales of investments	79,187	8,922	159,110	61,014	336	141,604
Net realized gains (losses) on investments	85,724	10,052	350,197	70,995	336	141,604
Net change in unrealized appreciation (depreciation) of investments	(48,182)	(7,542)	88,843	2,313	(392)	(39,556)
Realized and unrealized gains (losses) on investments – net	37,542	2,510	439,040	73,308	(56)	102,048
Net increase (decrease) in net assets resulting from operations	$37,807	2,748	455,435	73,899	411	110,585

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
16

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	3,144	—	19,351	3,777	1,063
Mortality, expense and administrative charges (note 3)	—	(996)	(3,501)	(3,452)	(9,154)	(158)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	—	2,148	(3,501)	15,899	(5,377)	905
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	9,139	38,480	—	—	9,218	364
Realized gains (losses) on sales of investments
Proceeds from sales	20,783	230,534	1,476,893	1,168,667	5,471,395	50,040
Cost of investments sold	(15,245)	(247,295)	(1,351,187)	(1,016,169)	(4,973,310)	(41,862)
Realized gains (losses) on sales of investments	5,538	(16,761)	125,706	152,498	498,085	8,178
Net realized gains (losses) on investments	14,677	21,719	125,706	152,498	507,303	8,542
Net change in unrealized appreciation (depreciation) of investments	(10,207)	(30,002)	37,109	50,919	(171,536)	(3,745)
Realized and unrealized gains (losses) on investments – net	4,470	(8,283)	162,815	203,417	335,767	4,797
Net increase (decrease) in net assets resulting from operations	$4,470	(6,135)	159,314	219,316	330,390	5,702

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
17

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,556	2,287	151	230	659	17,579
Mortality, expense and administrative charges (note 3)	(413)	(7,308)	(174)	(151)	(226)	(3,735)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	1,143	(5,021)	(23)	79	433	13,844
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	11,832	375,942	337	6,445	5,969	112,842
Realized gains (losses) on sales of investments
Proceeds from sales	87,037	1,642,199	77,196	40,586	93,499	1,023,158
Cost of investments sold	(67,169)	(1,147,725)	(55,187)	(27,611)	(69,787)	(852,218)
Realized gains (losses) on sales of investments	19,868	494,474	22,009	12,975	23,712	170,940
Net realized gains (losses) on investments	31,700	870,416	22,346	19,420	29,681	283,782
Net change in unrealized appreciation (depreciation) of investments	(5,819)	(156,345)	(6,218)	(5,872)	(30,533)	(27,435)
Realized and unrealized gains (losses) on investments – net	25,881	714,071	16,128	13,548	(852)	256,347
Net increase (decrease) in net assets resulting from operations	$27,024	709,050	16,105	13,627	(419)	270,191

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
18

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$165	14	62	95	653	31
Mortality, expense and administrative charges (note 3)	(40)	(3)	(16)	(26)	(131)	(11)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	125	11	46	69	522	20
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	529	53	199	330	1,937	147
Realized gains (losses) on sales of investments
Proceeds from sales	2,514	3,269	10,724	24,592	51,248	13,308
Cost of investments sold	(2,361)	(3,195)	(10,299)	(23,218)	(44,839)	(12,565)
Realized gains (losses) on sales of investments	153	74	425	1,374	6,409	743
Net realized gains (losses) on investments	682	127	624	1,704	8,346	890
Net change in unrealized appreciation (depreciation) of investments	32	(63)	(121)	(607)	(3,938)	(279)
Realized and unrealized gains (losses) on investments – net	714	64	503	1,097	4,408	611
Net increase (decrease) in net assets resulting from operations	$839	75	549	1,166	4,930	631

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
19

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$35	20	977	75	25	9
Mortality, expense and administrative charges (note 3)	(16)	(6)	(240)	(18)	(6)	(1)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	19	14	737	57	19	8
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	265	79	3,161	151	4	12
Realized gains (losses) on sales of investments
Proceeds from sales	13,088	5,285	48,086	1,242	5,307	659
Cost of investments sold	(11,805)	(4,927)	(43,830)	(1,202)	(5,232)	(558)
Realized gains (losses) on sales of investments	1,283	358	4,256	40	75	101
Net realized gains (losses) on investments	1,548	437	7,417	191	79	113
Net change in unrealized appreciation (depreciation) of investments	(343)	(156)	7,193	(25)	(34)	(47)
Realized and unrealized gains (losses) on investments – net	1,205	281	14,610	166	45	66
Net increase (decrease) in net assets resulting from operations	$1,224	295	15,347	223	64	74

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
20

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$28	8	2	36	9,131	—
Mortality, expense and administrative charges (note 3)	(7)	(1)	—	(899)	(922)	(1,436)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	21	7	2	(863)	8,209	(1,436)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	41	8	6	—	16,487	50,686
Realized gains (losses) on sales of investments
Proceeds from sales	1,985	2,034	1,328	242,722	144,383	312,622
Cost of investments sold	(1,656)	(1,941)	(1,314)	(242,722)	(118,387)	(166,657)
Realized gains (losses) on sales of investments	329	93	14	—	25,996	145,965
Net realized gains (losses) on investments	370	101	20	—	42,483	196,651
Net change in unrealized appreciation (depreciation) of investments	(130)	(30)	(2)	—	29,517	(123,929)
Realized and unrealized gains (losses) on investments – net	240	71	18	—	72,000	72,722
Net increase (decrease) in net assets resulting from operations	$261	78	20	(863)	80,209	71,286

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
21

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	10,687	12,433	—	7,732	9,432
Mortality, expense and administrative charges (note 3)	(6,534)	(695)	(2,446)	(205)	(1,207)	(4,535)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(6,534)	9,992	9,987	(205)	6,525	4,897
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	571,568	—	6,969	3,585	13,249	191,696
Realized gains (losses) on sales of investments
Proceeds from sales	3,236,320	579,888	273,803	100,147	631,989	1,410,753
Cost of investments sold	(2,315,477)	(558,081)	(183,147)	(77,434)	(625,253)	(985,007)
Realized gains (losses) on sales of investments	920,843	21,807	90,656	22,713	6,736	425,746
Net realized gains (losses) on investments	1,492,411	21,807	97,625	26,298	19,985	617,442
Net change in unrealized appreciation (depreciation) of investments	(939,400)	(21,571)	134,026	(15,004)	(36,545)	(283,396)
Realized and unrealized gains (losses) on investments – net	553,011	236	231,651	11,294	(16,560)	334,046
Net increase (decrease) in net assets resulting from operations	$546,477	10,228	241,638	11,089	(10,035)	338,943

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
22

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$13,048	409	5,596	2	2,191	706
Mortality, expense and administrative charges (note 3)	(6,993)	(186)	(528)	(22)	(315)	(112)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	6,055	223	5,068	(20)	1,876	594
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	63,793	188	3,323	1,231	14,306	3,874
Realized gains (losses) on sales of investments
Proceeds from sales	4,189,349	85,391	12,666	123	24,566	13,429
Cost of investments sold	(3,728,393)	(71,314)	(11,988)	(107)	(21,295)	(9,640)
Realized gains (losses) on sales of investments	460,956	14,077	678	16	3,271	3,789
Net realized gains (losses) on investments	524,749	14,265	4,001	1,247	17,577	7,663
Net change in unrealized appreciation (depreciation) of investments	(201,680)	10,078	(1,866)	(200)	11,783	4,072
Realized and unrealized gains (losses) on investments – net	323,069	24,343	2,135	1,047	29,360	11,735
Net increase (decrease) in net assets resulting from operations	$329,124	24,566	7,203	1,027	31,236	12,329

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
23

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	121	—	3,205	440	51
Mortality, expense and administrative charges (note 3)	(4)	—	(1,770)	(1,841)	(20)	—
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(4)	121	(1,770)	1,364	420	51
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	5,348	2,039	46,600	—	7,121	1
Realized gains (losses) on sales of investments
Proceeds from sales	17,407	6,573	557,124	1,094,075	28,749	9,182
Cost of investments sold	(13,596)	(5,515)	(370,883)	(793,153)	(22,659)	(7,638)
Realized gains (losses) on sales of investments	3,811	1,058	186,241	300,922	6,090	1,544
Net realized gains (losses) on investments	9,159	3,097	232,841	300,922	13,211	1,545
Net change in unrealized appreciation (depreciation) of investments	5,465	2,943	(120,673)	(186,480)	4,918	(2,234)
Realized and unrealized gains (losses) on investments – net	14,624	6,040	112,168	114,442	18,129	(689)
Net increase (decrease) in net assets resulting from operations	$14,620	6,161	110,398	115,806	18,549	(638)

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.
24

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$46	1,230	1,259	415	106	—
Mortality, expense and administrative charges (note 3)	—	(263)	(272)	(83)	—	(11)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	46	967	987	332	106	(11)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	3,034	3,063	766	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	361	92,638	69,691	52,121	13,010	4,201
Cost of investments sold	(341)	(82,119)	(61,469)	(48,183)	(9,539)	(3,564)
Realized gains (losses) on sales of investments	20	10,519	8,222	3,938	3,471	637
Net realized gains (losses) on investments	20	13,553	11,285	4,704	3,471	637
Net change in unrealized appreciation (depreciation) of investments	(79)	(2,664)	2,584	(2,573)	(500)	(721)
Realized and unrealized gains (losses) on investments – net	(59)	10,889	13,869	2,131	2,971	(84)
Net increase (decrease) in net assets resulting from operations	$(13)	11,856	14,856	2,463	3,077	(95)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
25

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Mortality, expense and administrative charges (note 3)	(5,850)	(4,358)	(1,053)	(3,037)	—	(7,112)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(5,850)	(4,358)	(1,053)	(3,037)	—	(7,112)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	8,808,804	193,031	212,069	3,818,136	6,128	3,908,091
Cost of investments sold	(8,068,130)	(94,093)	(133,081)	(3,818,136)	(5,142)	(2,222,057)
Realized gains (losses) on sales of investments	740,674	98,938	78,988	—	986	1,686,034
Net realized gains (losses) on investments	740,674	98,938	78,988	—	986	1,686,034
Net change in unrealized appreciation (depreciation) of investments	(999,648)	152,523	(63,235)	—	(250)	630,294
Realized and unrealized gains (losses) on investments – net	(258,974)	251,461	15,753	—	736	2,316,328
Net increase (decrease) in net assets resulting from operations	$(264,824)	247,103	14,700	(3,037)	736	2,309,216

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
26

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Mortality, expense and administrative charges (note 3)	(150)	(141,687)	(1,003)	—	(1,944)	(2,521)
Fees waived (note 3)	—	—	—	—	—	1,101
Investment income (loss) – net	(150)	(141,687)	(1,003)	—	(1,944)	(1,420)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	29,192	18,202,685	751,953	5,074	2,447,757	103,080
Cost of investments sold	(14,841)	(7,819,297)	(783,029)	(3,516)	(2,192,611)	(47,265)
Realized gains (losses) on sales of investments	14,351	10,383,388	(31,076)	1,558	255,146	55,815
Net realized gains (losses) on investments	14,351	10,383,388	(31,076)	1,558	255,146	55,815
Net change in unrealized appreciation (depreciation) of investments	44,328	4,099,690	12,894	10,335	(9,391)	53,319
Realized and unrealized gains (losses) on investments – net	58,679	14,483,078	(18,182)	11,893	245,755	109,134
Net increase (decrease) in net assets resulting from operations	$58,529	14,341,391	(19,185)	11,893	243,811	107,714

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
27

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2021

	Segregated Sub-Accounts*
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$22	1,982	1,493
Mortality, expense and administrative charges (note 3)	—	(204)	(91)
Fees waived (note 3)	—	—	—
Investment income (loss) – net	22	1,778	1,402
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	2,726	599
Realized gains (losses) on sales of investments
Proceeds from sales	6,016	184,545	77,539
Cost of investments sold	(4,337)	(144,791)	(78,998)
Realized gains (losses) on sales of investments	1,679	39,754	(1,459)
Net realized gains (losses) on investments	1,679	42,480	(860)
Net change in unrealized appreciation (depreciation) of investments	(846)	(13,795)	(2,347)
Realized and unrealized gains (losses) on investments – net	833	28,685	(3,207)
Net increase (decrease) in net assets resulting from operations	$855	30,463	(1,805)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
28

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$962	(36)	29,277	883	648	20,844
Net realized gains (losses) on investments	19,225	3,233	130,730	20,200	(348)	(479,346)
Net change in unrealized appreciation (depreciation) of investments	59,469	9,554	240,633	48,672	420	222,096
Net increase (decrease) in net assets resulting from operations	79,656	12,751	400,640	69,755	720	(236,406)
Policy transactions (notes 3 and 6)
Policy purchase payments	49,653	12,566	150,174	40,920	5,608	245,096
Policy terminations, withdrawal payments and charges	(58,321)	(16,383)	(453,580)	(44,599)	(6,972)	(1,648,535)
Increase (decrease) in net assets from policy transactions	(8,668)	(3,817)	(303,406)	(3,679)	(1,364)	(1,403,439)
Increase (decrease) in net assets	70,988	8,934	97,234	66,076	(644)	(1,639,845)
Net assets at the beginning of year	249,675	46,969	3,252,669	329,610	9,134	2,861,725
Net assets at the end of year	$320,663	55,903	3,349,903	395,686	8,490	1,221,880
Year ended December 31, 2021
Operations
Investment income (loss) – net	$265	238	16,395	591	467	8,537
Net realized gains (losses) on investments	85,724	10,052	350,197	70,995	336	141,604
Net change in unrealized appreciation (depreciation) of investments	(48,182)	(7,542)	88,843	2,313	(392)	(39,556)
Net increase (decrease) in net assets resulting from operations	37,807	2,748	455,435	73,899	411	110,585
Policy transactions (notes 3 and 6)
Policy purchase payments	32,455	8,796	823,693	47,424	10,108	596,428
Policy terminations, withdrawal payments and charges	(234,510)	(30,863)	(1,365,956)	(224,078)	(10,175)	(1,535,856)
Increase (decrease) in net assets from policy transactions	(202,055)	(22,067)	(542,263)	(176,654)	(67)	(939,428)
Increase (decrease) in net assets	(164,248)	(19,319)	(86,828)	(102,755)	344	(828,843)
Net assets at the beginning of year	320,663	55,903	3,349,903	395,686	8,490	1,221,880
Net assets at the end of year	$156,415	36,584	3,263,075	292,931	8,834	393,037

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
29

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	(624)	(2,521)	10,093	8,193	698
Net realized gains (losses) on investments	6,099	20,345	(143,314)	(2,562)	18,923	2,943
Net change in unrealized appreciation (depreciation) of investments	2,225	34,645	158,131	(63,240)	132,990	3,808
Net increase (decrease) in net assets resulting from operations	8,324	54,366	12,296	(55,709)	160,106	7,449
Policy transactions (notes 3 and 6)
Policy purchase payments	17,828	39,788	203,097	187,052	212,550	53,164
Policy terminations, withdrawal payments and charges	(19,947)	(89,664)	(357,774)	(387,276)	(286,309)	(52,589)
Increase (decrease) in net assets from policy transactions	(2,119)	(49,876)	(154,677)	(200,224)	(73,759)	575
Increase (decrease) in net assets	6,205	4,490	(142,381)	(255,933)	86,347	8,024
Net assets at the beginning of year	25,507	160,446	1,175,713	958,259	976,463	54,358
Net assets at the end of year	$31,712	164,936	1,033,332	702,326	1,062,810	62,382
Year ended December 31, 2021
Operations
Investment income (loss) – net	$—	2,148	(3,501)	15,899	(5,377)	905
Net realized gains (losses) on investments	14,677	21,719	125,706	152,498	507,303	8,542
Net change in unrealized appreciation (depreciation) of investments	(10,207)	(30,002)	37,109	50,919	(171,536)	(3,745)
Net increase (decrease) in net assets resulting from operations	4,470	(6,135)	159,314	219,316	330,390	5,702
Policy transactions (notes 3 and 6)
Policy purchase payments	19,044	212,428	540,846	657,448	4,346,686	50,054
Policy terminations, withdrawal payments and charges	(20,783)	(229,949)	(1,474,882)	(1,166,581)	(5,468,167)	(49,983)
Increase (decrease) in net assets from policy transactions	(1,739)	(17,521)	(934,036)	(509,133)	(1,121,481)	71
Increase (decrease) in net assets	2,731	(23,656)	(774,722)	(289,817)	(791,091)	5,773
Net assets at the beginning of year	31,712	164,936	1,033,332	702,326	1,062,810	62,382
Net assets at the end of year	$34,443	141,280	258,610	412,509	271,719	68,155

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
30

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,638	120	306	(8)	482	23,000
Net realized gains (losses) on investments	10,840	73,745	381	634	11,578	22,483
Net change in unrealized appreciation (depreciation) of investments	16,155	694,327	10,447	15,049	12,062	22,823
Net increase (decrease) in net assets resulting from operations	28,633	768,192	11,134	15,675	24,122	68,306
Policy transactions (notes 3 and 6)
Policy purchase payments	77,791	628,234	6,653	29,990	11,901	344,807
Policy terminations, withdrawal payments and charges	(93,836)	(1,232,534)	(7,028)	(32,552)	(10,402)	(672,098)
Increase (decrease) in net assets from policy transactions	(16,045)	(604,300)	(375)	(2,562)	1,499	(327,291)
Increase (decrease) in net assets	12,588	163,892	10,759	13,113	25,621	(258,985)
Net assets at the beginning of year	144,748	3,156,874	62,315	60,082	77,793	1,698,049
Net assets at the end of year	$157,336	3,320,766	73,074	73,195	103,414	1,439,064
Year ended December 31, 2021
Operations
Investment income (loss) – net	$1,143	(5,021)	(23)	79	433	13,844
Net realized gains (losses) on investments	31,700	870,416	22,346	19,420	29,681	283,782
Net change in unrealized appreciation (depreciation) of investments	(5,819)	(156,345)	(6,218)	(5,872)	(30,533)	(27,435)
Net increase (decrease) in net assets resulting from operations	27,024	709,050	16,105	13,627	(419)	270,191
Policy transactions (notes 3 and 6)
Policy purchase payments	84,194	496,273	7,821	9,809	15,599	185,158
Policy terminations, withdrawal payments and charges	(86,927)	(1,640,933)	(77,086)	(40,492)	(93,359)	(1,021,952)
Increase (decrease) in net assets from policy transactions	(2,733)	(1,144,660)	(69,265)	(30,683)	(77,760)	(836,794)
Increase (decrease) in net assets	24,291	(435,610)	(53,160)	(17,056)	(78,179)	(566,603)
Net assets at the beginning of year	157,336	3,320,766	73,074	73,195	103,414	1,439,064
Net assets at the end of year	$181,627	2,885,156	19,914	56,139	25,235	872,461

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
31

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$162	10	40	68	377	30
Net realized gains (losses) on investments	108	66	198	1,423	4,428	395
Net change in unrealized appreciation (depreciation) of investments	765	36	25	479	1,257	137
Net increase (decrease) in net assets resulting from operations	1,035	112	263	1,970	6,062	562
Policy transactions (notes 3 and 6)
Policy purchase payments	15,344	3,125	7,832	25,034	25,334	11,117
Policy terminations, withdrawal payments and charges	(2,047)	(3,306)	(7,756)	(25,342)	(34,691)	(11,013)
Increase (decrease) in net assets from policy transactions	13,297	(181)	76	(308)	(9,357)	104
Increase (decrease) in net assets	14,332	(69)	339	1,662	(3,295)	666
Net assets at the beginning of year	759	1,120	3,996	10,577	47,962	3,729
Net assets at the end of year	$15,091	1,051	4,335	12,239	44,667	4,395
Year ended December 31, 2021
Operations
Investment income (loss) – net	$125	11	46	69	522	20
Net realized gains (losses) on investments	682	127	624	1,704	8,346	890
Net change in unrealized appreciation (depreciation) of investments	32	(63)	(121)	(607)	(3,938)	(279)
Net increase (decrease) in net assets resulting from operations	839	75	549	1,166	4,930	631
Policy transactions (notes 3 and 6)
Policy purchase payments	2,653	3,493	12,278	25,396	64,791	11,729
Policy terminations, withdrawal payments and charges	(2,479)	(3,266)	(10,710)	(24,569)	(51,171)	(13,299)
Increase (decrease) in net assets from policy transactions	174	227	1,568	827	13,620	(1,570)
Increase (decrease) in net assets	1,013	302	2,117	1,993	18,550	(939)
Net assets at the beginning of year	15,091	1,051	4,335	12,239	44,667	4,395
Net assets at the end of year	$16,104	1,353	6,452	14,232	63,217	3,456

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
32

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$13	13	15	83	14	7
Net realized gains (losses) on investments	96	139	248	42	48	52
Net change in unrealized appreciation (depreciation) of investments	180	85	(94)	198	30	40
Net increase (decrease) in net assets resulting from operations	289	237	169	323	92	99
Policy transactions (notes 3 and 6)
Policy purchase payments	11,084	5,060	6,570	7,758	5,396	563
Policy terminations, withdrawal payments and charges	(9,539)	(5,029)	(8,593)	(1,009)	(5,554)	(573)
Increase (decrease) in net assets from policy transactions	1,545	31	(2,023)	6,749	(158)	(10)
Increase (decrease) in net assets	1,834	268	(1,854)	7,072	(66)	89
Net assets at the beginning of year	6,410	1,786	4,787	355	1,552	680
Net assets at the end of year	$8,244	2,054	2,933	7,427	1,486	769
Year ended December 31, 2021
Operations
Investment income (loss) – net	$19	14	737	57	19	8
Net realized gains (losses) on investments	1,548	437	7,417	191	79	113
Net change in unrealized appreciation (depreciation) of investments	(343)	(156)	7,193	(25)	(34)	(47)
Net increase (decrease) in net assets resulting from operations	1,224	295	15,347	223	64	74
Policy transactions (notes 3 and 6)
Policy purchase payments	7,817	5,274	143,448	1,000	6,363	655
Policy terminations, withdrawal payments and charges	(13,075)	(5,280)	(47,899)	(1,226)	(5,302)	(658)
Increase (decrease) in net assets from policy transactions	(5,258)	(6)	95,549	(226)	1,061	(3)
Increase (decrease) in net assets	(4,034)	289	110,896	(3)	1,125	71
Net assets at the beginning of year	8,244	2,054	2,933	7,427	1,486	769
Net assets at the end of year	$4,210	2,343	113,829	7,424	2,611	840

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
33

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$16	4	—	302	5,205	(1,012)
Net realized gains (losses) on investments	77	26	3	—	1,347	84,441
Net change in unrealized appreciation (depreciation) of investments	179	20	1	—	15,311	150,105
Net increase (decrease) in net assets resulting from operations	272	50	4	302	21,863	233,534
Policy transactions (notes 3 and 6)
Policy purchase payments	2,218	1,914	112	335,094	141,410	174,656
Policy terminations, withdrawal payments and charges	(1,978)	(1,912)	(106)	(373,095)	(146,742)	(214,601)
Increase (decrease) in net assets from policy transactions	240	2	6	(38,001)	(5,332)	(39,945)
Increase (decrease) in net assets	512	52	10	(37,699)	16,531	193,589
Net assets at the beginning of year	1,644	567	37	417,242	301,648	373,712
Net assets at the end of year	$2,156	619	47	379,543	318,179	567,301
Year ended December 31, 2021
Operations
Investment income (loss) – net	$21	7	2	(863)	8,209	(1,436)
Net realized gains (losses) on investments	370	101	20	—	42,483	196,651
Net change in unrealized appreciation (depreciation) of investments	(130)	(30)	(2)	—	29,517	(123,929)
Net increase (decrease) in net assets resulting from operations	261	78	20	(863)	80,209	71,286
Policy transactions (notes 3 and 6)
Policy purchase payments	2,220	2,168	1,533	231,392	147,300	165,545
Policy terminations, withdrawal payments and charges	(1,979)	(2,034)	(1,328)	(242,546)	(144,185)	(312,318)
Increase (decrease) in net assets from policy transactions	241	134	205	(11,154)	3,115	(146,773)
Increase (decrease) in net assets	502	212	225	(12,017)	83,324	(75,487)
Net assets at the beginning of year	2,156	619	47	379,543	318,179	567,301
Net assets at the end of year	$2,658	831	272	367,526	401,503	491,814

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
34

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(4,952)	26,220	11,322	42	13,607	4,515
Net realized gains (losses) on investments	392,447	(14,497)	41,123	7,456	4,794	(143,247)
Net change in unrealized appreciation (depreciation) of investments	653,893	16,857	81,959	6,932	21,332	295,444
Net increase (decrease) in net assets resulting from operations	1,041,388	28,580	134,404	14,430	39,733	156,712
Policy transactions (notes 3 and 6)
Policy purchase payments	1,043,180	507,588	253,675	33,986	692,602	377,457
Policy terminations, withdrawal payments and charges	(963,993)	(230,699)	(277,371)	(41,837)	(56,120)	(531,034)
Increase (decrease) in net assets from policy transactions	79,187	276,889	(23,696)	(7,851)	636,482	(153,577)
Increase (decrease) in net assets	1,120,575	305,469	110,708	6,579	676,215	3,135
Net assets at the beginning of year	2,503,602	293,135	760,852	74,292	144,968	1,349,503
Net assets at the end of year	$3,624,177	598,604	871,560	80,871	821,183	1,352,638
Year ended December 31, 2021
Operations
Investment income (loss) – net	$(6,534)	9,992	9,987	(205)	6,525	4,897
Net realized gains (losses) on investments	1,492,411	21,807	97,625	26,298	19,985	617,442
Net change in unrealized appreciation (depreciation) of investments	(939,400)	(21,571)	134,026	(15,004)	(36,545)	(283,396)
Net increase (decrease) in net assets resulting from operations	546,477	10,228	241,638	11,089	(10,035)	338,943
Policy transactions (notes 3 and 6)
Policy purchase payments	457,617	97,605	255,651	49,168	93,421	908,609
Policy terminations, withdrawal payments and charges	(3,235,160)	(579,734)	(273,311)	(100,040)	(631,600)	(1,409,920)
Increase (decrease) in net assets from policy transactions	(2,777,543)	(482,129)	(17,660)	(50,872)	(538,179)	(501,311)
Increase (decrease) in net assets	(2,231,066)	(471,901)	223,978	(39,783)	(548,214)	(162,368)
Net assets at the beginning of year	3,624,177	598,604	871,560	80,871	821,183	1,352,638
Net assets at the end of year	$1,393,111	126,703	1,095,538	41,088	272,969	1,190,270

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
35

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,618	1,636	5,980	89	1,080	332
Net realized gains (losses) on investments	(38,181)	(11,598)	2,046	48	1,018	(1,698)
Net change in unrealized appreciation (depreciation) of investments	116,934	(9,422)	5,881	463	4,200	4,281
Net increase (decrease) in net assets resulting from operations	80,371	(19,384)	13,907	600	6,298	2,915
Policy transactions (notes 3 and 6)
Policy purchase payments	385,327	21,005	17,252	7,953	19,423	11,455
Policy terminations, withdrawal payments and charges	(624,696)	(88,332)	(14,193)	(68)	(18,178)	(12,609)
Increase (decrease) in net assets from policy transactions	(239,369)	(67,327)	3,059	7,885	1,245	(1,154)
Increase (decrease) in net assets	(158,998)	(86,711)	16,966	8,485	7,543	1,761
Net assets at the beginning of year	1,214,129	162,014	190,036	198	99,287	36,572
Net assets at the end of year	$1,055,131	75,303	207,002	8,683	106,830	38,333
Year ended December 31, 2021
Operations
Investment income (loss) – net	$6,055	223	5,068	(20)	1,876	594
Net realized gains (losses) on investments	524,749	14,265	4,001	1,247	17,577	7,663
Net change in unrealized appreciation (depreciation) of investments	(201,680)	10,078	(1,866)	(200)	11,783	4,072
Net increase (decrease) in net assets resulting from operations	329,124	24,566	7,203	1,027	31,236	12,329
Policy transactions (notes 3 and 6)
Policy purchase payments	3,134,998	21,388	13,282	—	24,577	11,857
Policy terminations, withdrawal payments and charges	(4,187,300)	(85,312)	(12,303)	(101)	(24,395)	(13,356)
Increase (decrease) in net assets from policy transactions	(1,052,302)	(63,924)	979	(101)	182	(1,499)
Increase (decrease) in net assets	(723,178)	(39,358)	8,182	926	31,418	10,830
Net assets at the beginning of year	1,055,131	75,303	207,002	8,683	106,830	38,333
Net assets at the end of year	$331,953	35,945	215,184	9,609	138,248	49,163

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
36

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$557	146	(978)	9,094	615	253
Net realized gains (losses) on investments	4,008	(222)	84,125	(295,677)	(4,824)	24
Net change in unrealized appreciation (depreciation) of investments	16,914	4,958	152,033	327,538	6,268	822
Net increase (decrease) in net assets resulting from operations	21,479	4,882	235,180	40,955	2,059	1,099
Policy transactions (notes 3 and 6)
Policy purchase payments	10,207	5,250	168,543	316,445	26,032	8,512
Policy terminations, withdrawal payments and charges	(11,210)	(5,269)	(177,149)	(934,752)	(25,669)	(7,699)
Increase (decrease) in net assets from policy transactions	(1,003)	(19)	(8,606)	(618,307)	363	813
Increase (decrease) in net assets	20,476	4,863	226,574	(577,352)	2,422	1,912
Net assets at the beginning of year	78,908	24,247	533,581	1,815,249	66,024	9,638
Net assets at the end of year	$99,384	29,110	760,155	1,237,897	68,446	11,550
Year ended December 31, 2021
Operations
Investment income (loss) – net	$(4)	121	(1,770)	1,364	420	51
Net realized gains (losses) on investments	9,159	3,097	232,841	300,922	13,211	1,545
Net change in unrealized appreciation (depreciation) of investments	5,465	2,943	(120,673)	(186,480)	4,918	(2,234)
Net increase (decrease) in net assets resulting from operations	14,620	6,161	110,398	115,806	18,549	(638)
Policy transactions (notes 3 and 6)
Policy purchase payments	10,754	5,339	70,476	48,764	26,535	9,557
Policy terminations, withdrawal payments and charges	(17,403)	(6,573)	(556,177)	(1,093,187)	(28,729)	(9,182)
Increase (decrease) in net assets from policy transactions	(6,649)	(1,234)	(485,701)	(1,044,423)	(2,194)	375
Increase (decrease) in net assets	7,971	4,927	(375,303)	(928,617)	16,355	(263)
Net assets at the beginning of year	99,384	29,110	760,155	1,237,897	68,446	11,550
Net assets at the end of year	$107,355	34,037	384,852	309,280	84,801	11,287

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
37

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Year ended December 31, 2020
Operations
Investment income (loss) – net	$57	2,619	2,145	1,189	98	(12)
Net realized gains (losses) on investments	40	(1,850)	(1,141)	24	(635)	560
Net change in unrealized appreciation (depreciation) of investments	44	11,252	10,276	3,220	1,179	1,432
Net increase (decrease) in net assets resulting from operations	141	12,021	11,280	4,433	642	1,980
Policy transactions (notes 3 and 6)
Policy purchase payments	523	37,551	30,261	14,242	11,272	3,421
Policy terminations, withdrawal payments and charges	(642)	(26,356)	(25,342)	(8,988)	(10,832)	(4,186)
Increase (decrease) in net assets from policy transactions	(119)	11,195	4,919	5,254	440	(765)
Increase (decrease) in net assets	22	23,216	16,199	9,687	1,082	1,215
Net assets at the beginning of year	1,752	115,034	101,855	46,683	11,005	28,553
Net assets at the end of year	$1,774	138,250	118,054	56,370	12,087	29,768
Year ended December 31, 2021
Operations
Investment income (loss) – net	$46	967	987	332	106	(11)
Net realized gains (losses) on investments	20	13,553	11,285	4,704	3,471	637
Net change in unrealized appreciation (depreciation) of investments	(79)	(2,664)	2,584	(2,573)	(500)	(721)
Net increase (decrease) in net assets resulting from operations	(13)	11,856	14,856	2,463	3,077	(95)
Policy transactions (notes 3 and 6)
Policy purchase payments	419	21,671	28,498	17,882	12,406	2,649
Policy terminations, withdrawal payments and charges	(361)	(92,428)	(69,488)	(52,051)	(13,010)	(4,190)
Increase (decrease) in net assets from policy transactions	58	(70,757)	(40,990)	(34,169)	(604)	(1,541)
Increase (decrease) in net assets	45	(58,901)	(26,134)	(31,706)	2,473	(1,636)
Net assets at the beginning of year	1,774	138,250	118,054	56,370	12,087	29,768
Net assets at the end of year	$1,819	79,349	91,920	24,664	14,560	28,132

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
38

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(7,569)	(3,669)	(1,273)	(730)	—	(5,575)
Net realized gains (losses) on investments	275,536	1,621,360	60,594	—	12	682,632
Net change in unrealized appreciation (depreciation) of investments	2,715,526	(1,444,024)	53,053	—	224	221,090
Net increase (decrease) in net assets resulting from operations	2,983,493	173,667	112,374	(730)	236	898,147
Policy transactions (notes 3 and 6)
Policy purchase payments	1,697,797	102,075	80,675	2,536,527	5,983	577,986
Policy terminations, withdrawal payments and charges	(2,898,095)	(3,082,461)	(155,752)	(2,289,532)	(5,769)	(2,225,917)
Increase (decrease) in net assets from policy transactions	(1,200,298)	(2,980,386)	(75,077)	246,995	214	(1,647,931)
Increase (decrease) in net assets	1,783,195	(2,806,719)	37,297	246,265	450	(749,784)
Net assets at the beginning of year	43,574,889	3,723,817	313,278	1,408,885	3,083	10,920,820
Net assets at the end of year	$45,358,084	917,098	350,575	1,655,150	3,533	10,171,036
Year ended December 31, 2021
Operations
Investment income (loss) – net	$(5,850)	(4,358)	(1,053)	(3,037)	—	(7,112)
Net realized gains (losses) on investments	740,674	98,938	78,988	—	986	1,686,034
Net change in unrealized appreciation (depreciation) of investments	(999,648)	152,523	(63,235)	—	(250)	630,294
Net increase (decrease) in net assets resulting from operations	(264,824)	247,103	14,700	(3,037)	736	2,309,216
Policy transactions (notes 3 and 6)
Policy purchase payments	2,692,270	78,614	49,756	2,969,391	5,692	1,388,157
Policy terminations, withdrawal payments and charges	(8,806,517)	(191,071)	(211,510)	(3,817,468)	(6,128)	(3,905,380)
Increase (decrease) in net assets from policy transactions	(6,114,247)	(112,457)	(161,754)	(848,077)	(436)	(2,517,223)
Increase (decrease) in net assets	(6,379,071)	134,646	(147,054)	(851,114)	300	(208,007)
Net assets at the beginning of year	45,358,084	917,098	350,575	1,655,150	3,533	10,171,036
Net assets at the end of year	$38,979,013	1,051,744	203,521	804,036	3,833	9,963,029

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.
39

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(119)	(113,978)	(1,309)	—	(2,834)	(1,228)
Net realized gains (losses) on investments	9,491	7,993,210	(947)	1,218	(2,369)	44,200
Net change in unrealized appreciation (depreciation) of investments	21,658	(523,560)	(23,194)	(1,830)	(164,343)	30,752
Net increase (decrease) in net assets resulting from operations	31,030	7,355,672	(25,450)	(612)	(169,546)	73,724
Policy transactions (notes 3 and 6)
Policy purchase payments	25,124	4,606,733	357,453	4,504	548,911	63,539
Policy terminations, withdrawal payments and charges	(28,028)	(15,392,876)	(32,992)	(6,690)	(642,071)	(96,719)
Increase (decrease) in net assets from policy transactions	(2,904)	(10,786,143)	324,461	(2,186)	(93,160)	(33,180)
Increase (decrease) in net assets	28,126	(3,430,471)	299,011	(2,798)	(262,706)	40,544
Net assets at the beginning of year	182,248	58,141,070	360,717	30,613	1,239,366	440,784
Net assets at the end of year	$210,374	54,710,599	659,728	27,815	976,660	481,328
Year ended December 31, 2021
Operations
Investment income (loss) – net	$(150)	(141,687)	(1,003)	—	(1,944)	(1,420)
Net realized gains (losses) on investments	14,351	10,383,388	(31,076)	1,558	255,146	55,815
Net change in unrealized appreciation (depreciation) of investments	44,328	4,099,690	12,894	10,335	(9,391)	53,319
Net increase (decrease) in net assets resulting from operations	58,529	14,341,391	(19,185)	11,893	243,811	107,714
Policy transactions (notes 3 and 6)
Policy purchase payments	26,396	10,615,569	138,843	4,743	1,520,122	46,124
Policy terminations, withdrawal payments and charges	(29,041)	(18,132,393)	(751,410)	(5,074)	(2,446,607)	(102,285)
Increase (decrease) in net assets from policy transactions	(2,645)	(7,516,824)	(612,567)	(331)	(926,485)	(56,161)
Increase (decrease) in net assets	55,884	6,824,567	(631,752)	11,562	(682,674)	51,553
Net assets at the beginning of year	210,374	54,710,599	659,728	27,815	976,660	481,328
Net assets at the end of year	$266,258	61,535,166	27,976	39,377	293,986	532,881

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
40

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Year ended December 31, 2020
Operations
Investment income (loss) – net	$32	3,308	1,786
Net realized gains (losses) on investments	147	8,954	4,450
Net change in unrealized appreciation (depreciation) of investments	859	9,180	(547)
Net increase (decrease) in net assets resulting from operations	1,038	21,442	5,689
Policy transactions (notes 3 and 6)
Policy purchase payments	4,863	64,345	39,819
Policy terminations, withdrawal payments and charges	(5,463)	(73,717)	(46,487)
Increase (decrease) in net assets from policy transactions	(600)	(9,372)	(6,668)
Increase (decrease) in net assets	438	12,070	(979)
Net assets at the beginning of year	3,926	142,649	73,335
Net assets at the end of year	$4,364	154,719	72,356
Year ended December 31, 2021
Operations
Investment income (loss) – net	$22	1,778	1,402
Net realized gains (losses) on investments	1,679	42,480	(860)
Net change in unrealized appreciation (depreciation) of investments	(846)	(13,795)	(2,347)
Net increase (decrease) in net assets resulting from operations	855	30,463	(1,805)
Policy transactions (notes 3 and 6)
Policy purchase payments	5,928	31,351	24,389
Policy terminations, withdrawal payments and charges	(6,016)	(184,405)	(77,473)
Increase (decrease) in net assets from policy transactions	(88)	(153,054)	(53,084)
Increase (decrease) in net assets	767	(122,591)	(54,889)
Net assets at the beginning of year	4,364	154,719	72,356
Net assets at the end of year	$5,131	32,128	17,467

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
41

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(1)  Organization and Basis of Presentation

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-five segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

•  American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

•  American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

•  Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

•  Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

•  Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

•  Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

•  Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

•  Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

•  Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

•  Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

•  Fidelity VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

•  Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

•  Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

•  Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

•  Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

•  Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

•  Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

•  Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

•  Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

•  Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

•  Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

•  Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

•  Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

•  Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

•  Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

•  Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

•  Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

•  Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

•  Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

•  Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

•  Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

•  Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

•  Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

(Continued)

42

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

•  Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

•  Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

•  Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

•  Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

•  Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

•  Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

•  Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

•  Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

•  Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

•  Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

•  Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

•  Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

•  Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

•  Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

•  Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

•  Invesco V.I. Global Fund – Series I Shares (Invesco VI Global Sr I)

•  Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

•  Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

•  Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

•  Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

•  MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

•  MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

•  Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

•  Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

•  Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

•  Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

•  Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

•  Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

•  Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

•  Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

•  Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

•  Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

•  Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

•  Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

•  Van Eck VIP Global Resources Fund (Van Eck VIP Global Resources)

•  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

•  Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the series funds within Securian Funds Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust – SFT International Bond Fund – Class 2 Shares, which is non-diversified), open-end management investment company.

(Continued)

43

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following sub-accounts had a name change during 2021:

Former Name	Current Name	Effective Date
Invesco Oppenheimer V.I. Global Fund – Series I Shares	Invesco V.I. Global Fund – Series I Shares	April 30, 2021
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares	Invesco V.I. Main Street Small Cap Fund – Series I Shares	April 30, 2021
Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources Fund	May 1, 2021
Ivy VIP – Balanced Class II	Delaware Ivy VIP Balanced – Class II Shares	July 1, 2021
Ivy VIP – Core Equity Class II	Delaware Ivy VIP Core Equity – Class II Shares	July 1, 2021
Ivy VIP – High Income Class II	Delaware Ivy VIP High Income – Class II Shares	July 1, 2021
Ivy VIP – International Core Equity Class II	Delaware Ivy VIP International Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Science and Technology Class II	Delaware Ivy VIP Science and Technology – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Core Class II	Delaware Ivy VIP Small Cap Core – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Growth Class II	Delaware Ivy VIP Small Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Value Class II	Delaware Ivy VIP Value – Class II Shares	July 1, 2021
Securian Funds Trust – SFT IvySM Growth Fund	Securian Funds Trust – SFT Delaware IvySM Growth Fund	August 1, 2021
Securian Funds Trust – SFT IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	August 1, 2021
Delaware Ivy VIP Small Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core – Class II Shares	November 15, 2021

(2)  Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946,

(Continued)

44

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds. Realized gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions

(a)  Mortality and Expense Charge

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Option 1	0.50% of average daily net assets
Option 2	0.25% of average daily net assets
Option 3	No mortality and expense charge

(Continued)

45

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(b)  Policy Purchase Payments

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Option 1	$51,020	$37,023
Option 2	77,635	102,277
Option 3	159	188

(c)  State Premium Tax Charge

A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Option 1	$49,617	$41,767
Option 2	161,943	452,452
Option 3	2,507	2,701

(d)  Federal Tax Charge

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Option 1	$8,599	$7,832
Option 2	20,263	152,922
Option 3	419	463

(e)  Cash Value Charges

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

(Continued)

46

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

The total cash value charges for the years ended December 31, 2021 and 2020 are as follows:

Sub-Account — Option 1	2021	2020
Amer Funds IS Global Growth Cl 1	$2,357	$2,066
Amer Funds IS New World Cl 1	2,691	2,040
Delaware Ivy VIP Balanced Cl II	58,974	60,207
Delaware Ivy VIP Core Equity Cl II	12,737	12,172
Delaware Ivy VIP High Income Cl II	185	472
Delaware Ivy VIP Intl Core Equity Cl II	26,058	26,353
Delaware Ivy VIP Small Cap Growth Cl II	7,576	8,357
Delaware Ivy VIP Smid Cap Core Cl II	11,026	12,945
Delaware Ivy VIP Value Cl II	34,179	33,889
Fidelity VIP Equity-Income IC	41,123	37,138
Fidelity VIP High lnc IC	5,651	6,592
Janus Henderson Forty SS	11,198	11,454
Janus Henderson Overseas SS	25,505	23,515
Morningstar Balanced ETF Cl I	986	626
Morningstar Growth ETF Cl I	1,274	1,062
Morningstar Inc & Gro Asset All Cl I	126	84
SFT Core Bond Cl 2	140,004	157,938
SFT Delaware Ivy Growth	62,372	56,959
SFT Delaware Ivy Small Cap Growth	25,473	45,489
SFT Govt Money Market	96,242	84,843
SFT Index 400 MC Cl 2	17,726	18,494
SFT Index 500 Cl 2	278,071	245,352
SFT Intl Bond Cl 2	3,236	3,239
SFT Real Estate Cl 2	5,270	7,132
SFT Wellington Core Equity Cl 1	78,333	82,310
Vanguard VIF Diversified Value	1,097	970
Vanguard VIF Total Bond Market	631	594
Sub-Account — Option 2
Amer Funds IS Global Growth Cl 1	15,691	28,777
Amer Funds IS New World Cl 1	1,194	3,527
Delaware Ivy VIP Balanced Cl II	91,745	106,609
Delaware Ivy VIP Core Equity Cl II	29,641	30,572
Delaware Ivy VIP High Income Cl II	3,544	3,833
Delaware Ivy VIP Intl Core Equity Cl II	54,405	63,743
Delaware Ivy VIP Small Cap Growth Cl II	14,959	15,783
Delaware Ivy VIP Smid Cap Core Cl II	37,184	35,041
Delaware Ivy VIP Value Cl II	24,933	22,412
Fidelity VIP Asset Mgr Growth IC	144,509	114,726
Fidelity VIP Asset Mgr IC	54,424	54,241
Fidelity VIP Balanced IC	87,319	84,737
Fidelity VIP Contrafund IC	505,376	561,585
Fidelity VIP Dscplnd Sm Cap IC	6,989	6,067
Fidelity VIP Dynamic Cap App IC	11,136	12,877
Fidelity VIP Emerging Markets IC	11,073	10,410
Fidelity VIP Equity-Income IC	155,106	198,428
Fidelity VIP Freedom 2010 IC	2,479	2,047
Fidelity VIP Freedom 2015 IC	3,413	3,306
Fidelity VIP Freedom 2020 IC	10,710	7,385

(Continued)

47

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account — Option 2 (cont.)	2021	2020
Fidelity VIP Freedom 2025 IC	$25,324	$25,248
Fidelity VIP Freedom 2030 IC	21,792	31,995
Fidelity VIP Freedom 2035 IC	11,682	10,885
Fidelity VIP Freedom 2040 IC	10,473	9,369
Fidelity VIP Freedom 2045 IC	5,280	5,029
Fidelity VIP Freedom 2050 IC	19,556	6,103
Fidelity VIP Freedom Income IC	1,291	1,009
Fidelity VIP Funds Mgr 20% SC	5,302	5,554
Fidelity VIP Funds Mgr 50% SC	658	573
Fidelity VIP Funds Mgr 60% SC	1,979	1,978
Fidelity VIP Funds Mgr 70% SC	2,034	1,912
Fidelity VIP Funds Mgr 85% SC	1,028	106
Fidelity VIP Govt Money Mkt IC	245,088	236,745
Fidelity VIP Growth & Inc IC	147,838	147,069
Fidelity VIP Growth Opp IC	193,631	192,566
Fidelity VIP Growth Port IC	495,315	503,295
Fidelity VIP High lnc IC	93,060	100,398
Fidelity VIP Index 500 IC	254,185	254,797
Fidelity VIP Intl Cap App IC	38,784	41,914
Fidelity VIP Invest Grade IC	51,655	57,991
Fidelity VIP Mid Cap IC	391,311	348,912
Fidelity VIP Overseas IC	199,257	182,185
Fidelity VIP Real Estate IC	20,436	20,291
Fidelity VIP Strat Income IC	12,309	12,046
Fidelity VIP Target Vol IC	101	68
Fidelity VIP Value IC	24,366	18,930
Fidelity VIP Value Strat IC	13,293	12,446
Invesco VI Global Sr I	80	222
Janus Henderson Forty SS	26,994	34,905
Janus Henderson Overseas SS	38,600	61,307
Lord Abbett Mid Cap Stock	872	616
Morningstar Balanced ETF Cl I	9,668	22,624
Morningstar Growth ETF Cl I	16,631	20,267
Morningstar Inc & Gro Asset All Cl I	5,417	8,638
SFT Core Bond Cl 1	497	472
SFT Core Bond Cl 2	211,216	242,616
SFT Delaware Ivy Growth	42,744	59,028
SFT Delaware Ivy Small Cap Growth	26,407	28,294
SFT Govt Money Market	2,026,177	2,070,572
SFT Index 400 MC Cl 2	291,422	285,566
SFT Index 500 Cl 1	3,542	3,035
SFT Index 500 Cl 2	712,268	717,928
SFT Intl Bond Cl 2	21,176	27,216
SFT Real Estate Cl 2	40,294	47,534
SFT Wellington Core Equity Cl 1	475	377
Vanguard VIF Diversified Value	27,642	44,055
Vanguard VIF Total Bond Market	20,184	26,718

(Continued)

48

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account — Option 3	2021	2020
Delaware Ivy VIP Balanced Cl II	$586	$523
Delaware Ivy VIP Intl Core Equity Cl II	13,318	14,433
Delaware Ivy VIP Science & Tech Cl II	18,859	18,507
Fidelity VIP High lnc IC	110	102
Invesco VI Global Sr I	11,396	10,814
Invesco VI MS Sm Cap Sr I	4,324	3,854
Janus Henderson Overseas SS	—	1,372
Lord Abbett Mid Cap Stock	27,857	25,052
MFS Emrg Mkt Eq IC	8,508	7,223
MFS Total Return Bond Ser IC	361	401
Pioneer Mid Cap Value VCT Cl I	12,552	10,832
SFT Core Bond Cl 1	3,693	3,714
SFT Core Bond Cl 2	1,135,306	1,298,385
SFT Delaware Ivy Growth	123	6,365
SFT Govt Money Market	167,926	187,287
SFT Index 400 MC Cl 1	6,128	5,769
SFT Index 400 MC Cl 2	394,254	356,762
SFT Index 500 Cl 1	25,499	24,718
SFT Index 500 Cl 2	658,022	628,249
SFT Real Estate Cl 1	4,184	3,654
SFT Real Estate Cl 2	10,171	9,319
Van Eck VIP Global Resources	5,394	5,136

(f)  Other

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

This fee waiver is reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(Continued)

49

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2021. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2021, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(Continued)

50

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2021 were as follows:

Sub-Account	Purchases	Sales
Amer Funds IS Global Growth Cl 1	$39,682	$234,935
Amer Funds IS New World Cl 1	10,289	30,988
Delaware Ivy VIP Balanced Cl II	1,040,140	1,374,922
Delaware Ivy VIP Core Equity Cl II	58,505	224,588
Delaware Ivy VIP High Income Cl II	10,592	10,192
Delaware Ivy VIP Intl Core Equity Cl II	606,830	1,537,722
Delaware Ivy VIP Science & Tech Cl II	28,183	20,783
Delaware Ivy VIP Small Cap Growth Cl II	253,641	230,534
Delaware Ivy VIP Smid Cap Core Cl II	539,356	1,476,893
Delaware Ivy VIP Value Cl II	675,433	1,168,667
Fidelity VIP Asset Mgr Growth IC	4,353,755	5,471,395
Fidelity VIP Asset Mgr IC	51,380	50,040
Fidelity VIP Balanced IC	97,279	87,037
Fidelity VIP Contrafund IC	868,460	1,642,199
Fidelity VIP Dscplnd Sm Cap IC	8,245	77,196
Fidelity VIP Dynamic Cap App IC	16,428	40,586
Fidelity VIP Emerging Markets IC	22,140	93,499
Fidelity VIP Equity-Income IC	313,050	1,023,158
Fidelity VIP Freedom 2010 IC	3,342	2,514
Fidelity VIP Freedom 2015 IC	3,559	3,269
Fidelity VIP Freedom 2020 IC	12,537	10,724
Fidelity VIP Freedom 2025 IC	25,818	24,592
Fidelity VIP Freedom 2030 IC	67,327	51,248
Fidelity VIP Freedom 2035 IC	11,904	13,308
Fidelity VIP Freedom 2040 IC	8,114	13,088
Fidelity VIP Freedom 2045 IC	5,372	5,285
Fidelity VIP Freedom 2050 IC	147,532	48,086
Fidelity VIP Freedom Income IC	1,225	1,242
Fidelity VIP Funds Mgr 20% SC	6,392	5,307
Fidelity VIP Funds Mgr 50% SC	676	659
Fidelity VIP Funds Mgr 60% SC	2,287	1,985
Fidelity VIP Funds Mgr 70% SC	2,183	2,034
Fidelity VIP Funds Mgr 85% SC	1,540	1,328
Fidelity VIP Govt Money Mkt IC	230,706	242,722
Fidelity VIP Growth & Inc IC	172,193	144,383
Fidelity VIP Growth Opp IC	215,100	312,622
Fidelity VIP Growth Port IC	1,023,811	3,236,320
Fidelity VIP High lnc IC	107,751	579,888
Fidelity VIP Index 500 IC	273,098	273,803
Fidelity VIP Intl Cap App IC	52,655	100,147
Fidelity VIP Invest Grade IC	113,584	631,989
Fidelity VIP Mid Cap IC	1,106,035	1,410,753
Fidelity VIP Overseas IC	3,206,895	4,189,349
Fidelity VIP Real Estate IC	21,878	85,391
Fidelity VIP Strat Income IC	22,036	12,666
Fidelity VIP Target Vol IC	1,233	123
Fidelity VIP Value IC	40,930	24,566

(Continued)

51

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	Purchases	Sales
Fidelity VIP Value Strat IC	$16,399	$13,429
Invesco VI Global Sr I	16,103	17,407
Invesco VI MS Sm Cap Sr I	7,499	6,573
Janus Henderson Forty SS	116,252	557,124
Janus Henderson Overseas SS	51,015	1,094,075
Lord Abbett Mid Cap Stock	34,096	28,749
MFS Emrg Mkt Eq IC	9,609	9,182
MFS Total Return Bond Ser IC	466	361
Morningstar Balanced ETF Cl I	25,883	92,638
Morningstar Growth ETF Cl I	32,751	69,691
Morningstar Inc & Gro Asset All Cl I	19,050	52,121
Pioneer Mid Cap Value VCT Cl I	12,512	13,010
SFT Core Bond Cl 1	2,649	4,201
SFT Core Bond Cl 2	2,688,707	8,808,804
SFT Delaware Ivy Growth	76,215	193,031
SFT Delaware Ivy Small Cap Growth	49,262	212,069
SFT Govt Money Market	2,967,022	3,818,136
SFT Index 400 MC Cl 1	5,692	6,128
SFT Index 400 MC Cl 2	1,383,757	3,908,091
SFT Index 500 Cl 1	26,397	29,192
SFT Index 500 Cl 2	10,544,173	18,202,685
SFT Intl Bond Cl 2	138,383	751,953
SFT Real Estate Cl 1	4,743	5,074
SFT Real Estate Cl 2	1,519,327	2,447,757
SFT Wellington Core Equity Cl 1	45,498	103,080
Van Eck VIP Global Resources	5,950	6,016
Vanguard VIF Diversified Value	35,995	184,545
Vanguard VIF Total Bond Market	26,456	77,539

(Continued)

52

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years ended December 31, 2021 and 2020 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II
Units outstanding at December 31, 2019	138,043	34,621	681,330	103,146	6,903	1,163,974
Policy purchase payments	26,297	9,621	35,069	12,383	4,441	71,805
Policy terminations, withdrawal payments and charges	(28,398)	(10,838)	(99,921)	(13,325)	(5,270)	(933,336)
Units outstanding at December 31, 2020	135,942	33,404	616,478	102,204	6,074	302,443
Policy purchase payments	12,588	5,081	141,266	10,685	6,883	132,723
Policy terminations, withdrawal payments and charges	(91,458)	(17,541)	(241,774)	(54,195)	(6,986)	(346,978)
Units outstanding at December 31, 2021	57,072	20,944	515,970	58,694	5,971	88,188
	Segregated Sub-Accounts
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Units outstanding at December 31, 2019	6,024	28,734	206,664	246,691	432,681	22,292
Policy purchase payments	4,026	6,702	39,971	53,958	96,880	21,557
Policy terminations, withdrawal payments and charges	(4,517)	(13,544)	(76,091)	(129,431)	(126,954)	(21,523)
Units outstanding at December 31, 2020	5,533	21,892	170,544	171,218	402,607	22,326
Policy purchase payments	3,042	24,661	75,064	152,286	1,546,706	16,965
Policy terminations, withdrawal payments and charges	(3,357)	(28,180)	(208,590)	(259,542)	(1,858,784)	(17,045)
Units outstanding at December 31, 2021	5,218	18,373	37,018	63,962	90,529	22,246
	Segregated Sub-Accounts
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC
Units outstanding at December 31, 2019	44,996	404,491	25,275	16,259	62,556	353,769
Policy purchase payments	23,422	73,785	3,038	7,634	9,468	76,918
Policy terminations, withdrawal payments and charges	(28,355)	(151,577)	(3,229)	(9,031)	(8,514)	(149,122)
Units outstanding at December 31, 2020	40,063	326,699	25,084	14,862	63,510	281,565
Policy purchase payments	19,503	43,947	2,313	1,778	9,148	31,881
Policy terminations, withdrawal payments and charges	(20,361)	(148,046)	(21,720)	(7,472)	(56,770)	(176,943)
Units outstanding at December 31, 2021	39,205	222,600	5,677	9,168	15,888	136,503

(Continued)

53

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC
Units outstanding at December 31, 2019	376	542	1,872	4,667	20,804	1,121
Policy purchase payments	7,244	1,462	3,496	11,139	10,959	3,338
Policy terminations, withdrawal payments and charges	(986)	(1,555)	(3,598)	(11,137)	(15,147)	(3,339)
Units outstanding at December 31, 2020	6,634	449	1,770	4,669	16,616	1,120
Policy purchase payments	1,128	1,405	4,788	9,118	22,816	2,745
Policy terminations, withdrawal payments and charges	(1,059)	(1,318)	(4,146)	(8,876)	(18,452)	(3,099)
Units outstanding at December 31, 2021	6,703	536	2,412	4,911	20,980	766
	Segregated Sub-Accounts
	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Units outstanding at December 31, 2019	1,895	527	1,387	213	954	298
Policy purchase payments	3,054	1,487	1,900	4,300	3,233	244
Policy terminations, withdrawal payments and charges	(2,901)	(1,505)	(2,572)	(572)	(3,340)	(246)
Units outstanding at December 31, 2020	2,048	509	715	3,941	847	296
Policy purchase payments	1,735	1,172	33,353	522	3,555	238
Policy terminations, withdrawal payments and charges	(2,892)	(1,186)	(10,481)	(641)	(2,965)	(240)
Units outstanding at December 31, 2021	891	495	23,587	3,822	1,437	294
	Segregated Sub-Accounts
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC
Units outstanding at December 31, 2019	643	203	5	312,936	95,322	95,248
Policy purchase payments	861	677	34	250,782	49,530	37,473
Policy terminations, withdrawal payments and charges	(771)	(689)	(33)	(279,241)	(51,389)	(46,777)
Units outstanding at December 31, 2020	733	191	6	284,477	93,463	85,944
Policy purchase payments	706	616	372	173,563	37,420	22,825
Policy terminations, withdrawal payments and charges	(632)	(583)	(323)	(181,904)	(37,009)	(42,042)
Units outstanding at December 31, 2021	807	224	55	276,136	93,874	66,727

(Continued)

54

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Units outstanding at December 31, 2019	899,248	107,950	242,860	33,808	55,908	222,515
Policy purchase payments	330,357	197,616	83,199	15,418	254,981	66,653
Policy terminations, withdrawal payments and charges	(322,683)	(90,350)	(90,186)	(19,042)	(20,641)	(99,989)
Units outstanding at December 31, 2020	906,922	215,216	235,873	30,184	290,248	189,179
Policy purchase payments	102,975	34,396	61,017	17,553	33,413	110,964
Policy terminations, withdrawal payments and charges	(726,223)	(205,895)	(65,719)	(34,046)	(226,353)	(167,273)
Units outstanding at December 31, 2021	283,674	43,717	231,171	13,691	97,308	132,870
	Segregated Sub-Accounts
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC
Units outstanding at December 31, 2019	650,028	31,802	89,142	127	29,267	10,031
Policy purchase payments	212,867	4,638	8,054	5,027	6,692	3,818
Policy terminations, withdrawal payments and charges	(373,065)	(20,594)	(6,657)	(44)	(6,250)	(4,112)
Units outstanding at December 31, 2020	489,830	15,846	90,539	5,110	29,709	9,737
Policy purchase payments	1,344,947	3,829	5,694	—	5,720	2,488
Policy terminations, withdrawal payments and charges	(1,705,723)	(14,234)	(5,281)	(56)	(5,817)	(2,855)
Units outstanding at December 31, 2021	129,054	5,441	90,952	5,054	29,612	9,370
	Segregated Sub-Accounts
	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Units outstanding at December 31, 2019	27,887	9,752	162,019	1,149,305	28,141	8,035.00
Policy purchase payments	3,633	2,286	47,398	233,703	13,415	7,786.00
Policy terminations, withdrawal payments and charges	(3,997)	(2,275)	(43,094)	(684,129)	(13,041)	(7,114.00)
Units outstanding at December 31, 2020	27,523	9,763	166,323	698,879	28,515	8,707.00
Policy purchase payments	2,703	1,529	14,065	25,805	9,522	7,243.00
Policy terminations, withdrawal payments and charges	(4,522)	(1,978)	(109,252)	(564,594)	(10,569)	(6,827.00)
Units outstanding at December 31, 2021	25,704	9,314	71,136	160,090	27,468	9,123

(Continued)

55

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Units outstanding at December 31, 2019	1,230	85,772	71,934	37,029	4,394	21,650
Policy purchase payments	360	28,950	22,625	11,350	5,311	2,496
Policy terminations, withdrawal payments and charges	(442)	(20,247)	(18,722)	(7,152)	(4,979)	(3,076)
Units outstanding at December 31, 2020	1,148	94,475	75,837	41,227	4,726	21,070
Policy purchase payments	275	14,102	16,765	12,603	4,071	1,877
Policy terminations, withdrawal payments and charges	(237)	(59,548)	(41,107)	(36,875)	(4,408)	(2,974)
Units outstanding at December 31, 2021	1,186	49,029	51,495	16,955	4,389	19,973
	Segregated Sub-Accounts
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Units outstanding at December 31, 2019	19,054,285	1,080,529	63,544	977,723	1,225	1,732,574
Policy purchase payments	630,390	15,786	16,101	1,753,866	2,684	100,443
Policy terminations, withdrawal payments and charges	(1,139,107)	(986,154)	(27,851)	(1,583,284)	(2,670)	(399,038)
Units outstanding at December 31, 2020	18,545,568	110,161	51,794	1,148,305	1,239	1,433,979
Policy purchase payments	1,045,063	8,871	7,030	2,056,082	1,795	157,211
Policy terminations, withdrawal payments and charges	(3,449,180)	(22,966)	(29,251)	(2,644,099)	(1,960)	(438,677)
Units outstanding at December 31, 2021	16,141,451	96,066	29,573	560,288	1,074	1,152,513
	Segregated Sub-Accounts
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Units outstanding at December 31, 2019	65,525	10,066,705	130,581	15,742	253,947	52,410
Policy purchase payments	8,719	803,318	137,475	2,574	115,232	7,483
Policy terminations, withdrawal payments and charges	(10,231)	(2,855,792)	(12,735)	(3,632)	(162,704)	(11,605)
Units outstanding at December 31, 2020	64,013	8,014,231	255,321	14,684	206,475	48,288
Policy purchase payments	6,973	1,328,211	55,542	2,046	239,807	4,307
Policy terminations, withdrawal payments and charges	(7,841)	(2,352,250)	(299,142)	(2,334)	(403,142)	(8,988)
Units outstanding at December 31, 2021	63,145	6,990,192	11,721	14,396	43,140	43,607

(Continued)

56

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Units outstanding at December 31, 2019	5,690	95,619	62,400
Policy purchase payments	7,940	47,063	32,296
Policy terminations, withdrawal payments and charges	(8,285)	(49,654)	(37,316)
Units outstanding at December 31, 2020	5,345	93,028	57,380
Policy purchase payments	5,799	16,480	19,756
Policy terminations, withdrawal payments and charges	(5,853)	(94,613)	(62,986)
Units outstanding at December 31, 2021	5,291	14,895	14,150

(Continued)

57

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017 is as follows:

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Amer Funds IS Global Growth Cl 1
2021	57,072	$2.70	to 2.80	$156,415	0.41%	0.00	% to 0.50%	16.14	% to 16.72%
2020	135,942	2.32	to 2.40	320,663	0.62%	0.00	% to 0.50%	30.13	% to 30.78%
2019	138,043	1.78	to 1.84	249,675	1.18%	0.00	% to 0.50%	34.94	% to 35.61%
2018	183,001	1.32	to 1.35	244,783	0.95%	0.00	% to 0.50%	(9.27	)% to (8.81)%
2017	172,452	1.46	to 1.48	253,602	1.24%	0.00	% to 0.50%	31.15	% to 31.80%
Amer Funds IS New World Cl 1
2021	20,944	1.73	to 1.80	36,584	0.91%	0.00	% to 0.50%	4.63	% to 5.16%
2020	33,404	1.66	to 1.71	55,903	0.25%	0.00	% to 0.50%	23.27	% to 23.89%
2019	34,621	1.34	to 1.38	46,969	1.27%	0.00	% to 0.50%	28.82	% to 29.47%
2018	29,732	1.04	to 1.07	31,260	1.16%	0.00	% to 0.50%	(14.26	)% to (13.83)%
2017	26,985	1.22	to 1.24	33,018	1.58%	0.00	% to 0.50%	29.09	% to 29.73%
Delaware Ivy VIP Balanced Cl II
2021	515,970	4.06	to 6.46	3,263,075	0.96%	0.00	% to 0.50%	15.39	% to 15.97%
2020	616,478	3.50	to 5.60	3,349,903	1.42%	0.00	% to 0.50%	13.54	% to 14.11%
2019	681,330	3.07	to 4.93	3,252,669	1.81%	0.00	% to 0.50%	21.48	% to 22.09%
2018	692,550	2.51	to 4.06	2,721,801	1.56%	0.00	% to 0.50%	(3.73	)% to (3.24)%
2017	711,097	2.60	to 4.21	2,901,155	1.68%	0.00	% to 0.50%	10.81	% to 11.37%
Delaware Ivy VIP Core Equity Cl II
2021	58,694	4.39	to 5.26	292,931	0.49%	0.00	% to 0.50%	28.30	% to 28.94%
2020	102,204	3.41	to 4.10	395,686	0.53%	0.00	% to 0.50%	20.91	% to 21.52%
2019	103,146	2.80	to 3.39	329,610	0.56%	0.00	% to 0.50%	30.44	% to 31.09%
2018	104,060	2.14	to 2.60	254,281	0.47%	0.00	% to 0.50%	(4.99	)% to (4.51)%
2017	109,642	2.24	to 2.74	281,150	0.43%	0.00	% to 0.50%	20.15	% to 20.75%
Delaware Ivy VIP High Income Cl II
2021	5,971	1.45	to 1.52	8,834	7.87%	0.00	% to 0.50%	5.53	% to 6.06%
2020	6,074	1.37	to 1.43	8,490	7.08%	0.00	% to 0.50%	5.50	% to 6.03%
2019	6,903	1.30	to 1.35	9,134	5.94%	0.00	% to 0.50%	10.64	% to 11.19%
2018	1,376	1.18	to 1.21	1,641	4.88%	0.00	% to 0.50%	(2.61	)% to (2.11)%
2017	691	1.21	to 1.24	844	6.93%	0.00	% to 0.50%	6.15	% to 6.68%
Delaware Ivy VIP Intl Core Equity Cl II
2021	88,188	2.21	to 5.50	393,037	0.90%	0.00	% to 0.50%	13.61	% to 14.18%
2020	302,443	1.93	to 4.84	1,221,880	1.54%	0.00	% to 0.50%	6.65	% to 7.19%
2019	1,163,974	1.80	to 4.54	2,861,725	1.68%	0.00	% to 0.50%	18.10	% to 18.69%
2018	1,322,263	1.52	to 3.84	2,908,848	1.64%	0.00	% to 0.50%	(18.22	)% to (17.81)%
2017	1,382,251	1.85	to 4.70	3,747,661	1.34%	0.00	% to 0.50%	22.54	% to 23.15%
Delaware Ivy VIP Science & Tech Cl II
2021	5,218	6.38	to 6.62	34,443	0.00%	0.00	% to 0.25%	14.88	% to 15.17%
2020	5,533	5.55	to 5.74	31,712	0.00%	0.00	% to 0.25%	35.02	% to 35.36%
2019	6,024	4.11	to 4.24	25,507	0.00%	0.00	% to 0.25%	49.11	% to 49.48%
2018	9,758	2.76	to 2.84	27,668	0.00%	0.00	% to 0.25%	(5.47	)% to (5.23)%
2017	9,695	2.92	to 3.00	29,007	0.00%	0.00	% to 0.25%	31.79	% to 32.12%
Delaware Ivy VIP Small Cap Growth Cl II
2021	18,373	3.44	to 8.39	141,280	1.13%	0.00	% to 0.50%	3.47	% to 3.99%
2020	21,892	3.31	to 8.09	164,936	0.00%	0.00	% to 0.50%	36.98	% to 37.66%
2019	28,734	2.40	to 5.89	160,446	0.00%	0.00	% to 0.50%	22.75	% to 23.37%
2018 (a)	61,698	1.95	to 4.78	286,385	0.00%	0.00	% to 0.50%	4.28	% to 4.81%
2017	68,482	1.86	to 4.58	305,641	0.00%	0.00	% to 0.50%	8.29	% to 8.83%

(Continued)

58

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Delaware Ivy VIP Smid Cap Core Cl II
2021	37,018	$3.45 to 7.39	$258,610	0.00%	0.00	% to 0.50%	20.18	% to 20.78%
2020	170,544	2.86 to 6.13	1,033,332	0.00%	0.00	% to 0.50%	6.49	% to 7.02%
2019	206,664	2.67 to 5.74	1,175,713	0.00%	0.00	% to 0.50%	23.71	% to 24.33%
2018	205,418	2.15 to 4.63	941,021	0.11%	0.00	% to 0.50%	(10.94	)% to (10.49)%
2017	167,940	2.40 to 5.19	858,229	0.00%	0.00	% to 0.50%	13.16	% to 13.73%
Delaware Ivy VIP Value Cl II
2021	63,962	2.99 to 6.92	412,509	1.82%	0.00	% to 0.50%	30.52	% to 31.18%
2020	171,218	2.28 to 5.30	702,326	1.73%	0.00	% to 0.50%	1.48	% to 1.98%
2019	246,691	2.24 to 5.23	958,259	0.81%	0.00	% to 0.50%	25.70	% to 26.33%
2018	262,794	1.77 to 4.16	812,121	1.81%	0.00	% to 0.50%	(7.70	)% to (7.24)%
2017	215,656	1.91 to 4.50	736,624	1.42%	0.00	% to 0.50%	11.93	% to 12.49%
Fidelity VIP Asset Mgr Growth IC
2021	90,529	3.00	271,719	0.10%	0.25%		13.68%
2020	402,607	2.64	1,062,810	1.10%	0.25%		16.97%
2019	432,681	2.26	976,463	2.06%	0.25%		22.52%
2018	286,832	1.84	528,346	1.44%	0.25%		(7.88)%
2017	248,600	2.00	497,103	1.51%	0.25%		18.43%
Fidelity VIP Asset Mgr IC
2021	22,246	3.06	68,155	1.69%	0.25%		9.65%
2020	22,326	2.79	62,382	1.60%	0.25%		14.58%
2019	22,292	2.44	54,358	1.88%	0.25%		17.95%
2018	22,787	2.07	47,109	1.75%	0.25%		(5.59)%
2017	21,767	2.19	47,664	1.43%	0.25%		13.82%
Fidelity VIP Balanced IC
2021	39,205	4.63	181,627	0.94%	0.25%		17.97%
2020	40,063	3.93	157,336	1.44%	0.25%		22.08%
2019	44,996	3.22	144,748	1.68%	0.25%		24.20%
2018	48,393	2.59	125,345	1.44%	0.25%		(4.46)%
2017	50,221	2.71	136,157	1.38%	0.25%		16.14%
Fidelity VIP Contrafund IC
2021	222,600	12.96	2,885,156	0.08%	0.25%		27.52%
2020	326,699	10.17	3,320,766	0.25%	0.25%		30.24%
2019	404,491	7.80	3,156,874	0.44%	0.25%		31.25%
2018	476,961	5.95	2,836,189	0.75%	0.25%		(6.61)%
2017	412,761	6.37	2,628,171	1.07%	0.25%		21.57%
Fidelity VIP Dscplnd Sm Cap IC
2021	5,677	3.51	19,914	0.22%	0.25%		20.36%
2020	25,084	2.91	73,074	0.80%	0.25%		18.16%
2019	25,275	2.47	62,315	1.01%	0.25%		23.40%
2018	25,422	2.00	50,791	0.83%	0.25%		(13.30)%
2017	26,123	2.30	60,199	0.66%	0.25%		6.75%
Fidelity VIP Dynamic Cap App IC
2021	9,168	6.12	56,139	0.38%	0.25%		24.32%
2020	14,862	4.92	73,195	0.24%	0.25%		33.27%
2019	16,259	3.69	60,082	0.61%	0.25%		29.75%
2018	18,168	2.85	51,742	0.57%	0.25%		(5.13)%
2017	20,066	3.00	60,235	0.86%	0.25%		23.58%
Fidelity VIP Emerging Markets IC
2021	15,888	1.59	25,235	0.73%	0.25%		(2.49)%
2020	63,510	1.63	103,414	0.86%	0.25%		30.94%
2019	62,556	1.24	77,793	1.65%	0.25%		29.14%
2018	59,931	0.96	57,714	0.57%	0.25%		(18.20)%
2017	72,220	1.18	85,026	0.69%	0.25%		47.03%
(Continued)

59

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Equity-Income IC
2021	136,503	$2.68 to 6.48	$872,461	1.49%	0.00	% to 0.50%	24.27	% to 24.89%
2020	281,565	2.15 to 5.22	1,439,064	1.82%	0.00	% to 0.50%	6.16	% to 6.69%
2019	353,769	2.01 to 4.92	1,698,049	1.98%	0.00	% to 0.50%	26.81	% to 27.44%
2018	484,604	1.58 to 3.88	1,829,005	2.29%	0.00	% to 0.50%	(8.75	)% to (8.29)%
2017	469,517	1.72 to 4.25	1,938,240	1.94%	0.00	% to 0.50%	12.33	% to 12.89%
Fidelity VIP Freedom 2010 IC
2021	6,703	2.40	16,104	1.06%	0.25%		5.63%
2020	6,634	2.28	15,091	2.61%	0.25%		12.21%
2019	376	2.03	759	2.32%	0.25%		15.80%
2018	163	1.75	282	1.66%	0.25%		(4.25)%
2017	162	1.83	293	0.09%	0.25%		12.80%
Fidelity VIP Freedom 2015 IC
2021	536	2.56	1,353	1.13%	0.25%		7.43%
2020	449	2.38	1,051	1.22%	0.25%		13.56%
2019	542	2.10	1,120	0.97%	0.25%		17.96%
2018	1,163	1.78	2,054	1.20%	0.25%		(5.31)%
2017	1,825	1.88	3,412	0.50%	0.25%		14.81%
Fidelity VIP Freedom 2020 IC
2021	2,412	2.68	6,452	0.97%	0.25%		9.20%
2020	1,770	2.45	4,335	1.74%	0.25%		14.77%
2019	1,872	2.14	3,996	1.88%	0.25%		19.83%
2018	2,129	1.78	3,792	1.36%	0.25%		(6.10)%
2017	2,077	1.90	3,939	0.59%	0.25%		16.33%
Fidelity VIP Freedom 2025 IC
2021	4,911	2.90	14,232	0.91%	0.25%		10.56%
2020	4,669	2.62	12,239	1.03%	0.25%		15.66%
2019	4,667	2.27	10,577	1.61%	0.25%		21.55%
2018	4,870	1.87	9,080	1.95%	0.25%		(6.75)%
2017	4,550	2.00	9,096	1.02%	0.25%		17.60%
Fidelity VIP Freedom 2030 IC
2021	20,980	3.01	63,217	1.24%	0.25%		12.09%
2020	16,616	2.69	44,667	1.15%	0.25%		16.60%
2019	20,804	2.31	47,962	1.88%	0.25%		24.12%
2018	24,519	1.86	45,544	1.02%	0.25%		(8.01)%
2017	41,739	2.02	84,283	1.76%	0.25%		20.66%
Fidelity VIP Freedom 2035 IC
2021	766	4.54	3,456	0.71%	0.25%		15.17%
2020	1,120	3.94	4,395	1.09%	0.25%		17.98%
2019	1,121	3.34	3,729	1.56%	0.25%		27.17%
2018	2,173	2.63	5,696	1.07%	0.25%		(9.53)%
2017	1,903	2.90	5,512	0.49%	0.25%		23.04%
Fidelity VIP Freedom 2040 IC
2021	891	4.74	4,210	0.56%	0.25%		17.54%
2020	2,048	4.03	8,244	0.55%	0.25%		18.98%
2019	1,895	3.39	6,410	2.36%	0.25%		28.20%
2018	1,867	2.64	4,925	1.73%	0.25%		(10.11)%
2017	1,845	2.94	5,415	0.57%	0.25%		23.29%
Fidelity VIP Freedom 2045 IC
2021	495	4.78	2,343	1.00%	0.25%		17.53%
2020	509	4.07	2,054	1.08%	0.25%		18.97%
2019	527	3.42	1,786	1.81%	0.25%		28.25%
2018	487	2.67	1,283	1.45%	0.25%		(10.12)%
2017	444	2.97	1,299	0.17%	0.25%		23.28%

(Continued)

60

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Fidelity VIP Freedom 2050 IC
2021	23,587	$4.83	$113,829	1.01%	0.25%	17.54%
2020	715	4.11	2,933	0.74%	0.25%	18.98%
2019	1,387	3.45	4,787	1.82%	0.25%	28.19%
2018	1,463	2.69	3,939	0.42%	0.25%	(10.11)%
2017	5,225	3.00	15,650	0.88%	0.25%	23.21%
Fidelity VIP Freedom Income IC
2021	3,822	1.95	7,424	1.03%	0.25%	3.09%
2020	3,941	1.89	7,427	4.61%	0.25%	10.20%
2019	213	1.71	355	1.86%	0.25%	11.66%
2018	177	1.53	263	1.55%	0.25%	(2.21)%
2017	152	1.57	228	0.06%	0.25%	8.21%
Fidelity VIP Funds Mgr 20% SC
2021	1,437	1.82	2,611	1.18%	0.25%	3.48%
2020	847	1.76	1,486	1.24%	0.25%	7.84%
2019	954	1.63	1,552	2.08%	0.25%	10.12%
2018	851	1.48	1,257	1.78%	0.25%	(1.91)%
2017	720	1.51	1,084	0.30%	0.25%	7.06%
Fidelity VIP Funds Mgr 50% SC
2021	294	2.86	840	1.10%	0.25%	9.74%
2020	296	2.61	769	1.10%	0.25%	13.78%
2019	298	2.29	680	1.67%	0.25%	17.60%
2018	352	1.95	684	1.21%	0.25%	(5.45)%
2017	459	2.06	942	0.20%	0.25%	14.08%
Fidelity VIP Funds Mgr 60% SC
2021	807	3.31	2,658	1.16%	0.25%	12.06%
2020	733	2.95	2,156	1.12%	0.25%	14.84%
2019	643	2.57	1,644	1.62%	0.25%	20.19%
2018	542	2.14	1,153	1.35%	0.25%	(6.67)%
2017	439	2.29	1,000	0.17%	0.25%	16.70%
Fidelity VIP Funds Mgr 70% SC
2021	224	3.71	831	1.18%	0.25%	14.31%
2020	191	3.24	619	0.98%	0.25%	15.81%
2019	203	2.80	567	1.48%	0.25%	22.34%
2018	207	2.29	473	1.16%	0.25%	(7.73)%
2017	207	2.48	512	0.08%	0.25%	18.82%
Fidelity VIP Funds Mgr 85% SC
2021	55	4.47	272	1.26%	0.25%	17.73%
2020	6	3.79	47	0.92%	0.25%	17.63%
2019	5	3.22	37	0.94%	0.25%	25.74%
2018	101	2.56	274	0.24%	0.25%	(9.13)%
2017	667	2.82	1,899	0.16%	0.25%	22.74%
Fidelity VIP Govt Money Mkt IC
2021	276,136	1.33	367,526	0.01%	0.25%	(0.24)%
2020	284,477	1.33	379,543	0.33%	0.25%	0.07%
2019	312,936	1.33	417,242	2.00%	0.25%	1.76%
2018	331,036	1.31	433,748	1.64%	0.25%	1.40%
2017	358,202	1.29	462,894	0.75%	0.25%	0.42%
Fidelity VIP Growth & Inc IC
2021	93,874	4.28	401,503	2.47%	0.25%	25.63%
2020	93,463	3.40	318,179	2.19%	0.25%	7.58%
2019	95,322	3.16	301,648	3.52%	0.25%	29.73%
2018	97,703	2.44	238,334	0.35%	0.25%	(9.21)%
2017	105,662	2.69	283,899	1.20%	0.25%	16.61%

(Continued)

61

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Growth Opp IC
2021	66,727	$7.37	$491,814	0.00%	0.25%		11.66%
2020	85,944	6.60	567,301	0.01%	0.25%		68.24%
2019	95,248	3.92	373,712	0.15%	0.25%		40.49%
2018	105,769	2.79	295,394	0.12%	0.25%		12.18%
2017	116,174	2.49	289,230	0.31%	0.25%		34.18%
Fidelity VIP Growth Port IC
2021	283,674	4.91	1,393,111	0.00%	0.25%		22.91%
2020	906,922	4.00	3,624,177	0.07%	0.25%		43.53%
2019	899,248	2.78	2,503,602	0.26%	0.25%		33.98%
2018	1,021,984	2.08	2,123,726	0.26%	0.25%		(0.42)%
2017	733,149	2.09	1,529,894	0.21%	0.25%		34.80%
Fidelity VIP High lnc IC
2021	43,717	2.26 to 2.94	126,703	4.04%	0.00	% to 0.50%	3.89	% to 4.41%
2020	215,216	2.16 to 2.83	598,604	6.35%	0.00	% to 0.50%	2.23	% to 2.75%
2019	107,950	2.10 to 2.76	293,135	5.15%	0.00	% to 0.50%	14.53	% to 15.11%
2018	106,765	1.83 to 2.41	252,576	5.38%	0.00	% to 0.50%	(3.77	)% to (3.29)%
2017	115,328	1.89 to 2.51	282,800	4.51%	0.00	% to 0.50%	6.40	% to 6.93%
Fidelity VIP Index 500 IC
2021	231,171	4.74	1,095,538	1.27%	0.25%		28.26%
2020	235,873	3.70	871,560	1.76%	0.25%		17.94%
2019	242,860	3.13	760,852	1.96%	0.25%		31.02%
2018	244,466	2.39	584,550	1.79%	0.25%		(4.73)%
2017	283,455	2.51	711,442	1.80%	0.25%		21.41%
Fidelity VIP Intl Cap App IC
2021	13,691	3.00	41,088	0.00%	0.25%		12.06%
2020	30,184	2.68	80,871	0.31%	0.25%		21.93%
2019	33,808	2.20	74,292	0.53%	0.25%		33.00%
2018	36,003	1.65	59,488	0.67%	0.25%		(12.97)%
2017	38,805	1.90	73,674	0.45%	0.25%		36.11%
Fidelity VIP Invest Grade IC
2021	97,308	2.81	272,969	1.61%	0.25%		(0.85)%
2020	290,248	2.83	821,183	2.82%	0.25%		9.12%
2019	55,908	2.59	144,968	2.71%	0.25%		9.39%
2018	57,105	2.37	135,359	2.24%	0.25%		(0.78)%
2017	75,730	2.39	180,914	2.43%	0.25%		3.96%
Fidelity VIP Mid Cap IC
2021	132,870	8.96	1,190,270	0.52%	0.25%		25.29%
2020	189,179	7.15	1,352,638	0.65%	0.25%		17.89%
2019	222,515	6.06	1,349,503	0.84%	0.25%		23.14%
2018	245,682	4.93	1,210,011	0.67%	0.25%		(14.75)%
2017	235,205	5.78	1,358,890	0.70%	0.25%		20.51%
Fidelity VIP Overseas IC
2021	129,054	2.57	331,953	0.46%	0.25%		19.40%
2020	489,830	2.15	1,055,131	0.42%	0.25%		15.33%
2019	650,028	1.87	1,214,129	1.33%	0.25%		27.45%
2018	997,916	1.47	1,462,500	1.86%	0.25%		(15.02)%
2017	746,373	1.72	1,287,209	1.28%	0.25%		29.96%
Fidelity VIP Real Estate IC
2021	5,441	6.58	35,945	0.55%	0.25%		38.64%
2020	15,846	4.75	75,303	1.98%	0.25%		(6.78)%
2019	31,802	5.09	162,014	1.78%	0.25%		22.91%
2018	31,310	4.14	129,776	2.81%	0.25%		(6.46)%
2017	31,676	4.43	140,360	1.87%	0.25%		3.81%

(Continued)

62

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Strat Income IC
2021	90,952	$2.37	$215,184	2.65%	0.25%		3.48%
2020	90,539	2.29	207,002	3.39%	0.25%		7.25%
2019	89,142	2.13	190,036	3.31%	0.25%		10.62%
2018	90,175	1.93	173,793	3.70%	0.25%		(2.82)%
2017	91,856	1.98	182,160	3.10%	0.25%		7.52%
Fidelity VIP Target Vol IC
2021	5,054	1.90	9,609	0.02%	0.25%		11.88%
2020	5,110	1.70	8,683	4.45%	0.25%		8.94%
2019	127	1.56	198	1.38%	0.25%		18.53%
2018	167	1.32	220	0.39%	0.25%		(6.14)%
2017	28,186	1.40	39,514	1.13%	0.25%		16.21%
Fidelity VIP Value IC
2021	29,612	4.67	138,248	1.74%	0.25%		29.83%
2020	29,709	3.60	106,830	1.52%	0.25%		5.99%
2019	29,267	3.39	99,287	1.88%	0.25%		31.80%
2018	27,420	2.57	70,580	1.11%	0.25%		(14.06)%
2017	27,981	3.00	83,804	1.39%	0.25%		15.29%
Fidelity VIP Value Strat IC
2021	9,370	5.24	49,163	1.57%	0.25%		33.27%
2020	9,737	3.93	38,333	1.33%	0.25%		7.99%
2019	10,031	3.64	36,572	1.67%	0.25%		34.19%
2018	10,031	2.71	27,252	0.97%	0.25%		(17.53)%
2017	9,801	3.29	32,286	1.52%	0.25%		19.06%
Invesco VI Global Sr I
2021	25,704	4.06 to 4.18	107,355	0.00%	0.00	% to 0.25%	15.20	% to 15.49%
2020	27,523	3.52 to 3.62	99,384	0.72%	0.00	% to 0.25%	27.32	% to 27.64%
2019	27,887	2.77 to 2.83	78,908	0.90%	0.00	% to 0.25%	31.46	% to 31.79%
2018	28,405	2.10 to 2.15	61,001	0.84%	0.00	% to 0.25%	(13.40	)% to (13.18)%
2017	20,473	2.43 to 2.48	50,639	0.95%	0.00	% to 0.25%	36.32	% to 36.66%
Invesco VI MS Sm Cap Sr I
2021	9,314	3.55 to 3.65	34,037	0.38%	0.00	% to 0.25%	22.25	% to 22.55%
2020	9,763	2.90 to 2.97	29,110	0.67%	0.00	% to 0.25%	19.63	% to 19.93%
2019	9,752	2.43 to 2.48	24,247	0.19%	0.00	% to 0.25%	26.15	% to 26.47%
2018	11,683	1.92 to 1.96	22,958	0.30%	0.00	% to 0.25%	(10.55	)% to (10.32)%
2017	10,778	2.15 to 2.19	23,621	0.89%	0.00	% to 0.25%	13.87	% to 14.16%
Janus Henderson Forty SS
2021	71,136	5.17 to 6.01	384,852	0.00%	0.00	% to 0.50%	21.99	% to 22.60%
2020	166,323	4.23 to 4.90	760,155	0.16%	0.00	% to 0.50%	38.34	% to 39.03%
2019	162,019	3.06 to 3.52	533,581	0.02%	0.00	% to 0.50%	36.17	% to 36.85%
2018	183,588	2.25 to 2.58	444,507	0.00%	0.00	% to 0.50%	1.21	% to 1.72%
2017	147,623	2.22 to 2.53	350,152	0.00%	0.00	% to 0.50%	29.35	% to 30.00%
Janus Henderson Overseas SS
2021	160,090	1.78 to 2.19	309,280	0.52%	0.00	% to 0.50%	12.72	% to 13.29%
2020	698,879	1.58 to 1.93	1,237,897	0.98%	0.00	% to 0.50%	15.44	% to 16.02%
2019	1,149,305	1.37 to 1.67	1,815,249	1.85%	0.00	% to 0.50%	26.07	% to 26.71%
2018	1,214,604	1.09 to 1.31	1,515,045	1.71%	0.00	% to 0.50%	(15.56	)% to (15.14)%
2017	1,001,022	1.29 to 1.55	1,478,758	1.54%	0.00	% to 0.50%	30.15	% to 30.80%
Lord Abbett Mid Cap Stock
2021	27,468	3.02 to 3.39	84,801	0.58%	0.00	% to 0.25%	28.38	% to 28.70%
2020	28,515	2.34 to 2.64	68,446	1.14%	0.00	% to 0.25%	2.24	% to 2.50%
2019	28,141	2.29 to 2.58	66,024	0.91%	0.00	% to 0.25%	22.34	% to 22.64%
2018	31,306	1.86 to 2.11	59,823	0.62%	0.00	% to 0.25%	(15.25	)% to (15.04)%
2017	44,098	2.19 to 2.49	98,594	0.40%	0.00	% to 0.25%	6.56	% to 6.83%

(Continued)

63

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
MFS Emrg Mkt Eq IC
2021	9,123	$1.21 to 1.24	$11,287	0.49%	0.00	% to 0.25%	(6.98	)% to (6.75)%
2020	8,707	1.30 to 1.33	11,550	3.16%	0.00	% to 0.25%	10.29	% to 10.57%
2019	8,035	1.18 to 1.20	9,638	0.59%	0.00	% to 0.25%	20.22	% to 20.52%
2018	13,530	0.98 to 1.00	13,444	0.38%	0.00	% to 0.25%	(14.15	)% to (13.94)%
2017	12,338	1.14 to 1.16	14,283	1.15%	0.00	% to 0.25%	37.61	% to 37.95%
MFS Total Return Bond Ser IC
2021	1,186	1.48 to 1.53	1,819	2.70%	0.00	% to 0.25%	(1.06	)% to (0.81)%
2020	1,148	1.50 to 1.54	1,774	3.49%	0.00	% to 0.25%	8.20	% to 8.47%
2019	1,230	1.39 to 1.42	1,752	2.62%	0.00	% to 0.25%	9.93	% to 10.21%
2018	2,087	1.26 to 1.29	2,681	4.40%	0.00	% to 0.25%	(1.34	)% to (1.09)%
2017	1,571	1.28 to 1.30	2,052	3.74%	0.00	% to 0.25%	4.20	% to 4.46%
Morningstar Balanced ETF Cl I
2021	49,029	1.59 to 1.65	79,349	1.25%	0.00	% to 0.50%	10.45	% to 11.00%
2020	94,475	1.44 to 1.49	138,250	2.49%	0.00	% to 0.50%	8.86	% to 9.41%
2019	85,772	1.32 to 1.36	115,034	2.15%	0.00	% to 0.50%	15.99	% to 16.57%
2018	96,401	1.14 to 1.17	111,233	2.33%	0.00	% to 0.50%	(6.49	)% to (6.02)%
2017	86,159	1.22 to 1.24	106,041	4.73%	0.00	% to 0.50%	13.09	% to 13.65%
Morningstar Growth ETF Cl I
2021	51,495	1.76 to 1.82	91,920	1.27%	0.00	% to 0.50%	14.52	% to 15.09%
2020	75,837	1.53 to 1.58	118,054	2.40%	0.00	% to 0.50%	9.71	% to 10.26%
2019	71,934	1.40 to 1.44	101,855	2.00%	0.00	% to 0.50%	19.54	% to 20.14%
2018	71,938	1.17 to 1.20	84,994	1.95%	0.00	% to 0.50%	(8.31	)% to (7.85)%
2017	65,712	1.27 to 1.30	84,497	3.61%	0.00	% to 0.50%	17.09	% to 17.68%
Morningstar Inc & Gro Asset All Cl I
2021	16,955	1.43 to 1.48	24,664	1.25%	0.00	% to 0.50%	6.13	% to 6.66%
2020	41,227	1.34 to 1.39	56,370	2.70%	0.00	% to 0.50%	8.18	% to 8.73%
2019	37,029	1.24 to 1.28	46,683	2.31%	0.00	% to 0.50%	12.63	% to 13.19%
2018	38,570	1.10 to 1.13	43,067	2.62%	0.00	% to 0.50%	(4.47	)% to (3.99)%
2017	34,363	1.16 to 1.18	40,061	4.17%	0.00	% to 0.50%	9.57	% to 10.12%
Pioneer Mid Cap Value VCT Cl I
2021	4,389	3.22 to 3.31	14,560	0.88%	0.00	% to 0.25%	29.35	% to 29.67%
2020	4,726	2.49 to 2.55	12,087	1.10%	0.00	% to 0.25%	1.88	% to 2.14%
2019	4,394	2.44 to 2.50	11,005	1.16%	0.00	% to 0.25%	28.12	% to 28.44%
2018	6,442	1.90 to 1.95	12,553	0.67%	0.00	% to 0.25%	(19.54	)% to (19.34)%
2017	5,812	2.37 to 2.41	14,043	0.88%	0.00	% to 0.25%	12.89	% to 13.17%
SFT Core Bond Cl 1
2021	19,973	1.38 to 1.41	28,132	0.00%	0.00	% to 0.25%	(0.54	)% to (0.29)%
2020	21,070	1.39 to 1.42	29,768	0.00%	0.00	% to 0.25%	6.88	% to 7.15%
2019	21,650	1.30 to 1.32	28,553	0.00%	0.00	% to 0.25%	8.90	% to 9.18%
2018	25,159	1.19 to 1.21	30,412	0.00%	0.00	% to 0.25%	(0.84	)% to (0.59)%
2017	8,667	1.20 to 1.22	10,558	0.00%	0.00	% to 0.25%	4.69	% to 4.95%
SFT Core Bond Cl 2
2021	16,141,451	2.41 to 2.93	38,979,013	0.00%	0.00	% to 0.50%	(1.03	)% to (0.54)%
2020	18,545,568	2.42 to 2.96	45,358,084	0.00%	0.00	% to 0.50%	6.35	% to 6.88%
2019	19,054,285	2.27 to 2.78	43,574,889	0.00%	0.00	% to 0.50%	8.36	% to 8.90%
2018	717,128	2.08 to 2.57	1,766,786	0.00%	0.00	% to 0.50%	(1.34	)% to (0.84)%
2017	595,229	2.10 to 2.60	1,464,464	0.00%	0.00	% to 0.50%	4.17	% to 4.69%
SFT Delaware Ivy Growth
2021	96,066	5.25 to 11.35	1,051,744	0.00%	0.00	% to 0.50%	29.64	% to 30.29%
2020	110,161	4.03 to 8.75	917,098	0.00%	0.00	% to 0.50%	30.04	% to 30.69%
2019	1,080,529	3.08 to 6.73	3,723,817	0.00%	0.00	% to 0.50%	35.81	% to 36.49%
2018	1,107,118	2.26 to 4.96	2,836,716	0.00%	0.00	% to 0.50%	1.70	% to 2.21%
2017	1,128,355	2.21 to 4.87	2,850,642	0.00%	0.00	% to 0.50%	28.58	% to 29.22%

(Continued)

64

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
SFT Delaware Ivy Small Cap Growth
2021	29,573	$3.65 to 7.57	$203,521	0.00%	0.00	% to 0.50%	4.06	% to 4.58%
2020	51,794	3.49 to 7.27	350,575	0.00%	0.00	% to 0.50%	35.58	% to 36.26%
2019	63,544	2.56 to 5.37	313,278	0.00%	0.00	% to 0.50%	23.04	% to 23.66%
2018	69,933	2.07 to 4.36	280,640	0.00%	0.00	% to 0.50%	(4.41	)% to (3.93)%
2017	79,491	2.16 to 4.56	332,663	0.00%	0.00	% to 0.50%	24.68	% to 25.30%
SFT Govt Money Market
2021	560,288	1.43 to 1.46	804,036	0.00%	0.00	% to 0.50%	(0.50	)% to 0.00%
2020	1,148,305	1.43 to 1.46	1,655,150	0.18%	0.00	% to 0.50%	(0.29	)% to 0.21%
2019	977,723	1.43 to 1.47	1,408,885	1.50%	0.00	% to 0.50%	1.00	% to 1.50%
2018	1,256,446	1.41 to 1.45	1,789,053	1.19%	0.00	% to 0.50%	0.67	% to 1.18%
2017	1,074,957	1.39 to 1.44	1,515,362	0.13%	0.00	% to 0.50%	(0.37	)% to 0.13%
SFT Index 400 MC Cl 1
2021	1,074	3.31 to 3.39	3,833	0.00%	0.00	% to 0.25%	23.99	% to 24.30%
2020	1,239	2.67 to 2.73	3,533	0.00%	0.00	% to 0.25%	13.06	% to 13.34%
2019	1,225	2.36 to 2.41	3,083	0.00%	0.00	% to 0.25%	25.51	% to 25.82%
2018	2,657	1.88 to 1.91	5,188	0.00%	0.00	% to 0.25%	(11.58	)% to (11.36)%
2017	2,780	2.13 to 2.16	6,119	0.00%	0.00	% to 0.25%	15.61	% to 15.90%
SFT Index 400 MC Cl 2
2021	1,152,513	8.21 to 9.91	9,963,029	0.00%	0.00	% to 0.50%	23.37	% to 23.99%
2020	1,433,979	6.65 to 8.01	10,171,036	0.00%	0.00	% to 0.50%	12.49	% to 13.06%
2019	1,732,574	5.91 to 7.10	10,920,820	0.00%	0.00	% to 0.50%	24.88	% to 25.51%
2018	4,244,681	4.74 to 5.67	20,963,722	0.00%	0.00	% to 0.50%	(12.02	)% to (11.58)%
2017	4,419,227	5.38 to 6.43	24,585,411	0.00%	0.00	% to 0.50%	15.03	% to 15.61%
SFT Index 500 Cl 1
2021	63,145	4.13 to 4.24	266,258	0.00%	0.00	% to 0.25%	28.03	% to 28.35%
2020	64,013	3.23 to 3.30	210,374	0.00%	0.00	% to 0.25%	17.91	% to 18.20%
2019	65,525	2.74 to 2.79	182,248	0.00%	0.00	% to 0.25%	30.87	% to 31.20%
2018	68,418	2.09 to 2.13	145,117	0.00%	0.00	% to 0.25%	(4.80	)% to (4.56)%
2017	70,073	2.20 to 2.23	155,806	0.00%	0.00	% to 0.25%	21.24	% to 21.54%
SFT Index 500 Cl 2
2021	6,990,192	8.07 to 11.33	61,535,166	0.00%	0.00	% to 0.50%	27.39	% to 28.03%
2020	8,014,231	6.30 to 8.90	54,710,599	0.00%	0.00	% to 0.50%	17.32	% to 17.91%
2019	10,066,705	5.35 to 7.58	58,141,070	0.00%	0.00	% to 0.50%	30.22	% to 30.88%
2018	16,431,729	4.08 to 5.82	70,659,283	0.00%	0.00	% to 0.50%	(5.28	)% to (4.80)%
2017	16,773,599	4.29 to 6.15	75,666,886	0.00%	0.00	% to 0.50%	20.63	% to 21.24%
SFT Intl Bond Cl 2
2021	11,721	1.63 to 2.48	27,976	0.00%	0.00	% to 0.50%	(4.49	)% to (4.02)%
2020	255,321	1.70 to 2.59	659,728	0.00%	0.00	% to 0.50%	(6.83	)% to (6.36)%
2019	130,581	1.81 to 2.77	360,717	0.00%	0.00	% to 0.50%	1.17	% to 1.68%
2018	139,882	1.78 to 2.73	381,029	0.00%	0.00	% to 0.50%	0.70	% to 1.21%
2017	31,126	1.76 to 2.71	83,271	0.00%	0.00	% to 0.50%	0.62	% to 1.12%
SFT Real Estate Cl 1
2021	14,396	2.67 to 2.74	39,377	0.00%	0.00	% to 0.25%	44.05	% to 44.41%
2020	14,684	1.86 to 1.90	27,815	0.00%	0.00	% to 0.25%	(2.83	)% to (2.59)%
2019	15,742	1.91 to 1.95	30,613	0.00%	0.00	% to 0.25%	24.56	% to 24.87%
2018	16,413	1.53 to 1.56	25,562	0.00%	0.00	% to 0.25%	(5.40	)% to (5.16)%
2017	16,029	1.62 to 1.64	26,322	0.00%	0.00	% to 0.25%	5.37	% to 5.63%
SFT Real Estate Cl 2
2021	43,140	6.46 to 7.13	293,986	0.00%	0.00	% to 0.50%	43.33	% to 44.05%
2020	206,475	4.51 to 4.95	976,660	0.00%	0.00	% to 0.50%	(3.32	)% to (2.83)%
2019	253,947	4.66 to 5.10	1,239,366	0.00%	0.00	% to 0.50%	23.94	% to 24.56%
2018	332,867	3.76 to 4.09	1,306,975	0.00%	0.00	% to 0.50%	(5.88	)% to (5.40)%
2017	241,677	4.00 to 4.32	1,005,677	0.00%	0.00	% to 0.50%	4.85	% to 5.37%

(Continued)

65

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
SFT Wellington Core Equity Cl 1
2021 (b)	43,607	$2.72	to 12.98	$532,881	0.00%	(0.22	)% to 0.28%	23.84	% to 24.46%
2020 (c)	48,288	2.19	to 10.48	481,328	0.00%	(0.22	)% to 0.28%	17.92	% to 18.51%
2019 (d)	52,410	1.86	to 8.89	440,784	0.00%	(0.20	)% to 0.30%	33.67	% to 34.34%
2018 (e)	56,591	1.39	to 6.65	359,010	0.00%	(0.21	)% to 0.29%	(2.39	)% to (1.90)%
2017 (f)	58,476	1.42	to 6.81	382,260	0.00%	(0.16	)% to 0.34%	21.00	% to 21.60%
Van Eck VIP Global Resources
2021	5,291	1.04	to 1.08	5,131	0.45%	0.00	% to 0.25%	18.62	% to 18.92%
2020	5,345	0.88	to 0.91	4,364	0.98%	0.00	% to 0.25%	18.81	% to 19.11%
2019	5,690	0.74	to 0.76	3,926	0.00%	0.00	% to 0.25%	11.59	% to 11.87%
2018	12,656	0.66	to 0.68	8,244	0.00%	0.00	% to 0.25%	(28.46	)% to (28.28)%
2017	9,969	0.92	to 0.95	8,948	0.00%	0.00	% to 0.25%	(1.94	)% to (1.70)%
Vanguard VIF Diversified Value
2021	14,895	2.12	to 2.21	32,128	2.61%	0.00	% to 0.50%	29.81	% to 30.47%
2020	93,028	1.64	to 1.69	154,719	2.58%	0.00	% to 0.50%	11.22	% to 11.78%
2019	95,619	1.47	to 1.51	142,649	2.69%	0.00	% to 0.50%	25.07	% to 25.70%
2018	82,680	1.18	to 1.20	98,381	2.38%	0.00	% to 0.50%	(9.57	)% to (9.12)%
2017	70,193	1.30	to 1.33	92,136	1.80%	0.00	% to 0.50%	12.59	% to 13.16%
Vanguard VIF Total Bond Market
2021	14,150	1.21	to 1.26	17,467	4.39%	0.00	% to 0.50%	(2.21	)% to (1.72)%
2020	57,380	1.24	to 1.28	72,356	2.40%	0.00	% to 0.50%	7.04	% to 7.58%
2019	62,400	1.16	to 1.19	73,335	2.37%	0.00	% to 0.50%	8.13	% to 8.67%
2018	49,568	1.07	to 1.10	53,741	2.13%	0.00	% to 0.50%	(0.63	)% to (0.13)%
2017	38,147	1.08	to 1.10	41,520	1.38%	0.00	% to 0.50%	2.97	% to 3.48%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) Ivy VIP Micro Cap Growth Cl II merged into Delaware Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to the merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(b) For the year ended December 31, 2021, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(c) For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(d) For the year ended December 31, 2019, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(e) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.

(f) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.

(Continued)

66

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2021

(8)  Subsequent Events

Management has evaluated subsequent events through March 25, 2022, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

67

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2021

Independent Auditors’ Report

The Board of Directors and Stockholder Minnesota Life Insurance Company:

Opinions
We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of
December 31, 2021 and 2020, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the each of the years in the three-year period ended December 31, 2021.

Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and
U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

a.Exercise professional judgment and maintain professional skepticism throughout the audit.
b.Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
c.Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
d.Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
e.Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce.

Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Minneapolis, Minnesota March 31, 2022

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2021 and 2020
(in thousands)

Admitted Assets	2021	2020

Bonds	$22,604,906	$20,270,889
Common stocks	542,561	484,057
Mortgage loans, net	4,797,976	4,591,098
Derivative instruments	1,051,918	1,392,416
Other invested assets	1,581,643	1,276,195
Policy loans	684,899	643,006
Investments in affiliated companies	476,107	446,791
Cash, cash equivalents and short-term investments	335,430	230,319
Total invested assets	32,075,440	29,334,771

Premiums deferred and uncollected	186,861	351,588
Current income tax recoverable	44,481	15,457
Deferred income taxes	66,330	87,518
Other assets	667,124	466,735
Total assets, excluding separate accounts	33,040,236	30,256,069

Separate account assets	33,956,122	29,949,850
Total assets	$66,996,358	$60,205,919

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$14,726,334	$12,950,687
Annuities and other fund deposits	10,831,115	9,931,647
Accident and health	181,466	164,219
Policy claims in process of settlement	496,599	558,785
Dividends payable to policyholders	31,169	34,542
Other policy liabilities	1,694,760	1,680,769
Asset valuation reserve	451,593	378,709
Accrued commissions and expenses	162,250	129,163
Other liabilities	1,087,965	1,108,646
Total liabilities, excluding separate accounts	29,663,251	26,937,167

Separate account liabilities	33,930,177	29,920,160
Total liabilities	63,593,428	56,857,327

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized,
issued and outstanding	5,000	5,000
Additional paid in capital	316,540	216,540
Surplus notes	118,000	118,000
Unassigned surplus	2,963,390	3,009,052
Total capital and surplus	3,402,930	3,348,592
Total liabilities and capital and surplus	$66,996,358	$60,205,919
See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Statements of Operations	2021	2020	2019

Revenues:
Premiums	$3,144,905	$3,705,333	$3,746,844
Annuity considerations	4,601,663	3,958,327	4,875,299
Net investment income	1,099,963	972,426	883,733
Investment management, administration and contract guarantee fees	303,673	278,611	277,734
Other income	129,974	142,822	144,456
Total revenues	9,280,178	9,057,519	9,928,066

Benefits and expenses:
Policyholder benefits	5,939,507	8,656,114	5,082,862
Increase in policy reserves	2,725,664	2,589,548	3,411,475
General insurance expenses and taxes	442,398	475,604	452,960
Salaries and wages	256,819	223,830	205,738
Group service and administration fees	69,140	63,827	63,673
Commissions	548,767	483,082	528,374
Separate account transfers, net	(115,791)	(3,312,811)	247,614
Total benefits and expenses	9,866,504	9,179,194	9,992,696

Loss from operations before dividends, federal
income taxes and net realized capital gains (losses)	(586,326)	(121,675)	(64,630)

Dividends to policyholders	32,106	34,728	40,829
Loss from operations before federal income tax expense (benefit)
and net realized capital gains (losses)	(618,432)	(156,403)	(105,459)

Federal income tax expense (benefit)	(140,253)	(45,725)	10,477
Loss from operations before net realized capital gains (losses)	(478,179)	(110,678)	(115,936)

Net realized capital gains (losses), net of transfers to interest
maintenance reserve and federal income taxes	453,114	85,831	(40,295)
Net loss	$(25,065)	$(24,847)	$(156,231)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,348,592	$3,148,865	$2,848,967
Net loss	(25,065)	(24,847)	(156,231)
Net change in unrealized capital gains and losses	51,257	145,140	415,781
Net change in deferred income tax	(9,946)	(133,111)	112,220
Change in asset valuation reserve	(72,884)	(65,413)	(151,185)
Net change in separate account surplus	226	(1,226)	3,335
Dividends to stockholder	(8,402)	(1,967)	—
Change in unauthorized reinsurance	5,667	(2,251)	(1,330)
Change in non-admitted assets	(21,746)	42,878	71,066
Change in reserves due to change in valuation basis	33,306	96,659	43,552
Capital contribution	100,000	—	—
Change in accounting principle	—	124,282	—
Other, net	1,925	19,583	(37,310)
Capital and surplus, end of year	$3,402,930	$3,348,592	$3,148,865

See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Cash Flow from Operating Activities	2021	2020	2019

Revenues:
Premiums and annuity considerations	$8,333,980	$8,075,231	$9,094,816
Net investment income	1,120,933	974,520	872,727
Total receipts	9,454,913	9,049,751	9,967,543

Benefits and expenses paid:
Policyholder benefits	6,246,240	8,466,576	5,174,334
Dividends to policyholders	35,479	38,627	42,877
Commissions and expenses	1,270,489	1,225,635	1,199,259
Separate account transfer, net	(136,453)	(3,325,428)	249,800
Federal income taxes	(23,004)	(3,992)	60,684
Total payments	7,392,751	6,401,418	6,726,954

Cash provided from operations	2,062,162	2,648,333	3,240,589

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,572,721	3,265,050	2,864,055
Common stocks	259,901	189,539	148,202
Mortgage loans	831,081	471,211	500,659
Derivative instruments	694,516	435,871	286,560
Other invested assets	237,885	119,456	112,254
Separate account redemptions	3,621	6,097	294
	5,599,725	4,487,224	3,912,024

Cost of investments acquired:
Bonds	5,979,215	5,422,410	5,438,196
Common stocks	218,916	206,648	176,235
Mortgage loans	1,038,038	913,419	1,034,674
Derivative instruments	337,393	316,745	292,474
Other invested assets	275,540	157,485	156,043
Separate account investments	2,285	957	373
Securities in transit, net	(220,043)	91,568	22,986
Other provided, net	42,979	55,158	69,206
	7,674,323	7,164,390	7,190,187

Cash applied to investing	(2,074,598)	(2,677,166)	(3,278,163)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	25,000	—	(50,000)
Net deposits on deposit-type contract funds	18,822	15,723	59,115
Contributed capital	100,000	—	—
Other cash provided (applied)	(26,275)	96,848	113,522

Cash provided from financing	117,547	112,571	122,637

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	105,111	83,738	85,063
Beginning of the year	230,319	146,581	61,518
End of the year	$335,430	$230,319	$146,581
See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2021, 2020 and 2019
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•Group life insurance and voluntary products to private and public employers.
•Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•Life insurance protection through banks, credit unions, and finance companies.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

•Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

•The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In July 2020 the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 26R, Bonds, that requires the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statement of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statement of operations and deferring in IMR. For 2021 reporting, revisions to SSAP 26R were adopted prospectively.

In July 2020, the NAIC adopted revisions to SSAP 32, Preferred Stock, which requires that perpetual preferred stock be reported at the lower of fair value or currently effective call price. Prior to revision, perpetual preferred stock was held at amortized cost less OTTI. The revised statements were effective and adopted January 1, 2021 and resulted in perpetual preferred stocks with a cost of $46,248 being held at fair value of $49,323.

In March 2020, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2020 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

In December 2019, the NAIC adopted revisions to SSAP No. 61R, Life, Deposit-type and Accident and Health Reinsurance, to provide new disclosures on reinsurance contracts that have risk-limiting features. The disclosure requirements are effective for 2020 reporting and are included in note 14 Reinsurance and supplemental schedule of reinsurance risks interrogatories.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,159 and $30,086 at December 31, 2021 and 2020, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2021, 2020 and 2019, bond net investment income included $75,999, $10,132 and $6,698 of prepayment penalties and acceleration fees, respectively, generated as a result of 133, 89 and 47 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Beginning in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Prior to 2021, preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.41% to 5.24% during 2021. In 2021, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was $57,024 and $53,426 at December 31, 2021 and 2020, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $4,441 and $3,768 as of December 31, 2021 and 2020, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $170,591 and $126,518 at December 31, 2021 and 2020, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2021 and 2020 totaled $17,149 and $111,391, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

The Company holds “To-Be-Announced” (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2021 or 2020.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $25,945 and $29,690 at December 31, 2021 and 2020, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2021 and 2020, the CARVM and CRVM allowances were $(271,232) and $(289,291), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $65,607 and $49,654 as of December 31, 2021 and 2020, respectively, all of which is non-admitted, and amortized software expense of $7,297, $9,663 and $10,628 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $188,531 and $166,785 at December 31, 2021 and 2020, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Reinsurance gains arising in the initial calendar year of certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company adopted the principles-based approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2021 and 2020, the amounts of surrender values in excess of reserves were $1,717,839 and $1,434,037, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2021 and 2020, the Company had $11,415,410 and $12,478,930, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) and on the statutory statements of operations and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and in included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2021 and 2020, the total participating business in force was $1,825,947 and $1,934,794, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2021 and 2020.

For 2021, 2020 and 2019, premiums under individual and group life participating policies were $36,680, $39,661 and $41,908, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2021, 2020 and 2019 in the amount of $8,617, $8,681, and $7,022, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(3) Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
•Investment-related risks such as those related to valuation, impairment, and concentration.
•Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
•Catastrophic and pandemic event-related risks such as COVID-19 that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
•Acquisition, disposition, or other structural change related risks.
•Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2021 and 2020.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds	$4,252	$—	$—	$4,252
Common stocks	527,761	—	—	527,761
Preferred stocks	17,643	31,680	—	49,323
Derivative instruments	—	1,051,918	—	1,051,918
Cash equivalents	219,858	—	—	219,858
Separate account assets	7,476,668	26,451,838	27,616	33,956,122
Total financial assets	$8,246,182	$27,535,436	$27,616	$35,809,234

Derivative instruments (1)	$—	$547,298	$—	$547,298
Total financial liabilities	$—	$547,298	$—	$547,298

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks	$468,732	$—	$1,525	$470,257
Derivative instruments	170,665	1,221,751	—	1,392,416
Cash equivalents	65,374	—	—	65,374
Separate account assets	6,742,047	23,197,144	10,659	29,949,850
Total financial assets	$7,446,818	$24,418,895	$12,184	$31,877,897

Derivative instruments (1)	$876	$704,829	$—	$705,705
Total financial liabilities	$876	$704,829	$—	$705,705

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Bonds

Bonds held at fair value consist of SVO identified funds that are valued using exchange traded prices and are included in Level1.

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2021:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$10,659	$—	$7,784	$8,713	$466	$(6)	$27,616
Common stocks	1,525	—	—	(1,525)	—	—	—
Total financial assets	$12,184	$—	$7,784	$7,188	$466	$(6)	$27,616

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2021:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$19,472	$(10,759)	$—	$8,713
Common stocks	—	(1,525)	—	(1,525)
Total financial assets	$19,472	$(12,284)	$—	$7,188

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2020:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,920	$—	$3,604	$1,185	$—	$(50)	$10,659
Common stocks	540	—	763	222	—	—	1,525
Total financial assets	$6,460	$—	$4,367	$1,407	$—	$(50)	$12,184

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2020:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,235	$(2,050)	$—	$1,185
Common stock	222	—	—	222
Total financial assets	$3,457	$(2,050)	$—	$1,407

At December 31, 2021 and 2020, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2021:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$735,894	$731,072	$735,894	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	771,508	720,305	—	771,508	—	—
Foreign government securities	16,342	15,288	—	16,342	—	—
Corporate securities	17,482,158	16,269,305	4,252	14,140,728	3,337,178	—
Asset-backed securities	812,099	802,697	—	801,876	10,223	—
Commercial mortgage-backed
securities (CMBS)	2,190,709	2,133,855	—	2,190,709	—	—
Residential mortgage-backed
securities (RMBS)	1,992,621	1,932,384	—	1,986,621	6,000	—
Total bonds	24,001,331	22,604,906	740,146	19,907,784	3,353,401	—
Common stock	527,761	542,561	527,761	—	—	14,800
Preferred stock	105,838	103,890	19,372	31,680	54,785	—
Mortgage loans	4,929,093	4,797,976	—	—	4,929,093	—
Derivative instruments	1,051,918	1,051,918	—	1,051,918	—	—
Policy loans	823,627	684,899	—	—	823,627	—
Short-term investments	17,149	17,149	17,149	—	—	—
Cash equivalents	316,967	316,967	316,967	—	—	—
Surplus notes	183,317	164,194	—	183,317	—	—
Separate account assets	33,956,122	33,956,122	7,476,668	26,451,838	27,617	—
Total financial assets	$65,913,123	$64,240,582	$9,098,063	$47,626,537	$9,188,523	$14,800

Deferred annuities	2,391,431	2,235,711	—	—	2,391,431	—
Other fund deposits	3,155,825	3,157,484	—	—	3,155,825	—
Supplementary contracts without
life contingencies	169,524	169,524	—	—	169,524	—
Annuity certain contracts	133,973	127,493	—	—	133,973	—
Borrowed money	120,005	120,000	—	—	120,005	—
Derivative liabilities	547,298	547,298	—	547,298	—	—
Separate account liabilities	29,543,391	29,543,391	7,476,667	22,039,107	27,617	—
Total financial liabilities	$36,061,447	$35,900,901	$7,476,667	$22,586,405	$5,998,375	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2021:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2020:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$456,880	$444,279	$456,880	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	851,735	784,404	—	851,735	—	—
Foreign government securities	17,286	15,428	—	17,286	—	—
Corporate securities	16,237,843	14,278,964	3,924	13,291,703	2,942,216	—
Asset-backed securities	721,273	708,125	—	691,861	29,412	—
CMBS	2,045,624	1,912,883	—	2,045,624	—	—
RMBS	2,270,249	2,126,806	—	2,270,249	—	—
Total bonds	22,600,890	20,270,889	460,804	19,168,458	2,971,628	—
Common stock	470,257	484,057	468,732	—	1,525	13,800
Preferred stock	72,314	66,218	16,319	30,457	25,538	—
Mortgage loans	4,782,309	4,591,098	—	—	4,782,309	—
Derivative instruments:
Other derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Total derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Policy loans	775,359	643,006	—	—	775,359	—
Short-term investments	111,403	111,391	109,891	1,512	—	—
Cash equivalents	190,013	190,011	190,013	—	—	—
Surplus notes	123,032	106,783	—	123,032	—	—
Separate account assets	29,949,850	29,949,850	6,742,047	23,197,144	10,659	—
Total financial assets	$60,467,843	$57,805,719	$8,158,471	$43,742,354	$8,567,018	$13,800

Deferred annuities	$2,313,466	$2,125,301	$—	$—	$2,313,466	$—
Other fund deposits	3,221,982	3,217,389	—	—	3,221,982	—
Supplementary contracts without
life contingencies	142,855	142,855	—	—	142,855	—
Annuity certain contracts	116,748	109,615	—	—	116,748	—
Borrowed money	95,036	95,000	—	—	95,036	—
Derivative liabilities	705,705	705,705	876	704,829	—	—
Separate account liabilities	26,148,077	26,148,077	6,742,047	19,395,371	10,659	—
Total financial liabilities	$32,743,869	$32,543,942	$6,742,923	$20,100,200	$5,900,746	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2020:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,879,352 and $2,084,242 agency backed RMBS and $53,032 and $42,564 non-agency backed RMBS as of December 31, 2021 and 2020, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2021	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$731,072	$5,603	$781	$735,894
Agencies not backed by the full faith
and credit of the U.S. government	720,305	51,229	26	771,508
Foreign government securities	15,288	1,054	—	16,342
Corporate securities	16,269,305	1,309,574	96,721	17,482,158
Asset-backed securities	802,697	13,734	4,332	812,099
CMBS	2,133,855	71,348	14,494	2,190,709
RMBS	1,932,384	84,175	23,938	1,992,621
Total	$22,604,906	$1,536,717	$140,292	$24,001,331

December 31, 2020	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$444,279	$12,616	$16	$456,879
Agencies not backed by the full faith
and credit of the U.S. government	784,404	67,523	192	851,735
Foreign government securities	15,428	1,858	—	17,286
Corporate securities	14,278,964	1,969,830	10,951	16,237,843
Asset-backed securities	708,125	18,125	4,977	721,273
CMBS	1,912,883	140,830	8,089	2,045,624
RMBS	2,126,806	143,768	325	2,270,249
Total	$20,270,889	$2,354,550	$24,550	$22,600,889

The admitted asset value and estimated fair value of bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$436,732	$442,560
Due after one year through five years	3,805,747	4,012,481
Due after five years through ten years	5,183,257	5,450,292
Due after ten years	8,310,234	9,100,569
	17,735,970	19,005,902
Asset-backed and mortgage-backed securities	4,868,936	4,995,429
Total	$22,604,906	$24,001,331
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2021
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$180,531	$181,312	$781	26
Agencies not backed by the full faith and credit of the U.S. government	244	251	7	1
Corporate securities	2,801,612	2,875,767	74,155	439
Asset-backed securities	416,239	419,844	3,605	132
CMBS	540,680	551,149	10,469	39
RMBS	783,579	804,902	21,323	81

	December 31, 2021
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$10,021	$10,040	$19	1
Corporate securities	285,281	307,847	22,566	41
Asset-backed securities	23,126	23,853	727	11
CMBS	62,859	66,884	4,025	8
RMBS	60,065	62,680	2,615	7

	December 31, 2020
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$4,638	$4,654	$16	4
Agencies not backed by the full faith and credit of the U.S. government	20,701	20,893	192	4
Corporate securities	394,637	402,504	7,867	52
Asset-backed securities	178,106	182,998	4,892	47
CMBS	142,548	150,636	8,088	17
RMBS	93,569	93,894	325	13

	December 31, 2020
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$31,705	$34,789	$3,084	13
Asset-backed securities	9,586	9,671	85	5
CMBS	—	1	1	2

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2021, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2021.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2021, 97.3% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2021 and 2020, the Company had four 5GI bonds with a carrying value of $7,895 and fair value of $7,909 and six 5GI bonds with a carrying value of $9,987 and fair value of $9,871, respectively.

At December 31, 2021 and 2020, bonds with a carrying value of $8,176 and $8,118, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $542,561 and $484,057 as of December 31, 2021 and 2020, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$52,999	$56,733	$3,734	91
December 31, 2020	65,547	71,383	5,837	45

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$4,412	$6,064	$1,652	12
December 31, 2020	7,752	9,919	2,167	6

Common stocks with unrealized losses at December 31, 2021 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,797,976 and $4,591,098 at December 31, 2021 and 2020, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $310,472 and $233,585 were sold during 2021 and 2020, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2021	2020
Industrial	$1,367,740	$1,407,185
Office buildings	760,458	746,742
Retail facilities	1,169,870	1,109,523
Apartment	1,207,418	1,024,308
Other	292,490	303,340
Total	$4,797,976	$4,591,098
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2021	2020	2019
Balance at beginning of year	$188	$194	$200
Reduction in allowance	(188)	(6)	(6)
Balance at end of year	$—	$188	$194

As of December 31, 2021 and 2020, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2021 and 2020, there were no nonperforming loans.

There were no restructured loans at December 31, 2021. There were two restructured loans with a total carrying value of $1,318 in the office buildings class at December 31, 2020. For the years ended December 31, 2021, 2020 and 2019, the Company recognized total interest income of $0, $69 and $71, respectively, and recognized $0, $69 and $71, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2021.

During 2021 and 2020, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2021		December 31, 2020
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$751,437	71.9%	$532,550	66.3%
Mezzanine debt funds	293,680	28.1%	270,823	33.7%
Total alternative investments	$1,045,117	100.0%	$803,373	100.0%

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2021	2020	2019
Bonds	$816,927	$740,664	$681,993
Common stocks – unaffiliated	16,740	15,421	17,955
Mortgage loans	219,675	182,306	169,700
Policy loans	33,186	31,650	31,589
Short-term investments	53	2,089	4,703
Derivative instruments	13,239	14,082	2,003
Other invested assets	89,291	76,626	60,688
	1,189,111	1,062,838	968,631
Capitalization (amortization) of IMR	(1,425)	(5,150)	(7,576)
Investment expenses	(87,723)	(85,262)	(77,322)
Total	$1,099,963	$972,426	$883,733

Non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted other invested assets totaled $685, $0 and $4 in 2021, 2020 and 2019, respectively.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$4,150	$40,583	$29,985
Common stocks – unaffiliated	56,527	(18,579)	10,090
Foreign currency exchange	(172)	(694)	(344)
Derivative instruments	381,215	127,031	(27,435)
Other invested assets	108,642	33,486	24,064
	550,362	181,827	36,360
Amount transferred to (from) the IMR, net of taxes	(9,022)	(43,576)	(21,459)
Income tax expense	(88,226)	(52,420)	(55,196)
Total	$453,114	$85,831	$(40,295)

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
Gross realized gains	$45,865	$78,046	$40,990
Gross realized losses	(32,400)	(22,677)	(7,222)
Common stocks:
Gross realized gains	$62,816	$20,961	$18,766
Gross realized losses	(6,289)	(35,107)	(7,706)

Proceeds from the sales of bonds amounted to $1,910,096, $1,805,184, and $2,085,466 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2021	14	$358	$578	$282
2020	—	—	—	—
2019	39	1,211	1,188	(11)

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
U.S. government securities	$1,581	$803	$402
Corporate securities	7,734	12,774	3,380
Asset-backed securities	—	1,207	—
RMBS	—	2	1
Common stocks	—	4,433	970
Mortgage loans	267	—	—
Other invested assets	7,842	11,424	3,303
Total OTTI	$17,424	$30,643	$8,056

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2021. The Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company did not recognize any OTTI on the basis of the intent to sell during 2019. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2021, 2020 or 2019.

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$187	$164	$556
Common stocks – unaffiliated	55,221	6,071	66,298
Common stocks – affiliated	(33,517)	(497)	27,779
Other invested assets	244,521	57,636	3,331
Derivative instruments	(201,280)	121,279	430,422
Other	(2,947)	(6,307)	(6,127)
Deferred tax asset (liability)	(10,928)	(33,206)	(106,478)
Total	$51,257	$145,140	$415,781

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2021	2020
Cost	$389,627	$386,344
Gross unrealized gains	158,319	105,717
Gross unrealized losses	(5,385)	(8,004)
Admitted asset value	$542,561	$484,057

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2021			December 31, 2020
			Fair value			Fair value
Primary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	swaps	$—	$—	$—	$796,000	$197,496	$—
	Interest rate
	futures	1,663,278	—	—	2,415,180	25	25
Equity market	Equity futures	690,912	—	—	674,456	11	11
	Equity options	16,660,779	1,051,918	547,298	14,306,920	1,194,884	705,669
Total derivatives		$19,014,969	$1,051,918	$547,298	$18,192,556	$1,392,416	$705,705

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized
from derivatives	$381,215	$13,239	$(201,280)

	December 31, 2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized
from derivatives	$127,031	$14,082	$121,279

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2019
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$2	$2,003	$76,183
Interest rate swaptions	(1,000)	—	400
Interest rate futures	(7,962)	—	(8,310)
TBAs	411	—	—
Foreign currency forwards	(6)	—	—
Equity futures	(51,876)	—	(19,219)
Equity options	32,996	—	381,368
Total gains (losses) recognized
from derivatives	$(27,435)	$2,003	$430,422

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2021	2020	2019

Loss from operations before net realized capital gains (losses)	(478,179)	$(110,678)	$(115,936)
Net realized capital gains (losses) on derivatives	381,215	127,031	(27,435)
Net change in unrealized capital gains (losses) on derivatives	(201,280)	121,279	430,422
Tax impacts	(10,240)	(64,039)	(132,682)
Total	(308,484)	$73,593	$154,369

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $516,887 and $518,281 at December 31, 2021 and 2020, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2021 and 2020, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $199,237 and $207,855 at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Premiums, considerations or deposits
for year ended December 31, 2021	$—	$—	$3,598,895	$3,598,895

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
For accounts with assets at:
Fair value	$552,217	$—	$33,106,728	$33,658,945

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
By withdrawal characteristics:
With fair value adjustment	$495,314	$—	$—	$495,314
At fair value	30,326	—	33,088,160	33,118,486
Not subject to discretionary
withdrawal	26,577	—	18,568	45,145
Total	$552,217	$—	$33,106,728	$33,658,945

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2021
Transfers as reported in the summary of operations of the
Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,598,895
Transfers from separate accounts	(3,703,895)
Net transfers to (from) separate accounts	(105,000)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in
Annual Statement of the Separate Accounts	(193,927)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	292,882
Fees associated with charges for investment management and contract guarantees	(109,746)
Total reconciling adjustments	(10,791)
Total transfers reported in the statutory statements of operations	$(115,791)

(8) Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2021	2020	2019
Provision computed at statutory rate	$(14,295)	$5,340	$(14,511)
IMR amortization	455	1,082	1,591
Dividends received deduction	(22,486)	(24,033)	(22,393)
Tax credits	(12,831)	(13,410)	(10,387)
Non-admitted assets	(4,567)	(2,483)	(3,948)
Change in valuation allowance	1,000	156,000	—
Expense adjustments and other	4,080	(2,557)	(2,850)
Total tax	$(48,644)	$119,939	$(52,498)

Federal income tax expense (benefit)	$(140,253)	$(45,725)	$10,477
Tax on capital gains/losses	88,226	52,420	55,196
Change in net deferred income taxes	3,383	113,244	(118,171)
Total statutory income taxes	$(48,644)	$119,939	$(52,498)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2021	2020	2019
Tax on income	$(133,205)	$(44,183)	$34,423
Tax credits	(12,831)	(13,410)	(10,387)
Tax on capital gains/losses	88,226	52,420	55,196
Other taxes	5,783	11,868	(13,559)
Total income tax expense	$(52,027)	$6,695	$65,673

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Gross deferred tax assets	$322,732	$55,215	$377,947
Deferred tax assets non-admitted	—	—	—
	322,732	55,215	377,947
Deferred tax liabilities	(185,616)	(126,001)	(311,617)
Net admitted deferred tax asset	$137,116	$(70,786)	$66,330

December 31, 2020	Ordinary	Capital	Total
Gross deferred tax assets	$271,579	$79,026	$350,605
Deferred tax assets non-admitted	—	—	—
	271,579	79,026	350,605
Deferred tax liabilities	(194,006)	(69,081)	(263,087)
Net admitted deferred tax asset	$77,573	$9,945	$87,518

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$51,153	$(23,811)	$27,342
Deferred tax assets non-admitted	—	—	—
	51,153	(23,811)	27,342
Deferred tax liabilities	8,390	(56,920)	(48,530)
Net admitted deferred tax asset	$59,543	$(80,731)	$(21,188)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44,671	$44,671
Adjusted gross deferred tax assets expected to be realized within three years	123,534	—	123,534
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	199,198	10,544	209,742
Deferred tax assets admitted	$322,732	$55,215	$377,947

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2021 was $496,012.

December 31, 2020	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$39,339	$39,339
Adjusted gross deferred tax assets expected to be realized within three years	112,459	11,614	124,073
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	159,120	28,073	187,193
Deferred tax assets admitted	$271,579	$79,026	$350,605

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2020 was $483,670.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2021	2020
Ratio percentage	956%	995%
Capital and surplus used	$3,306,750	$3,224,466

As of December 31, 2021 the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all of which was ordinary for tax purposes. As of December 31, 2020, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2021 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2020 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2021	2020
Deferred tax assets:
Ordinary:
Policyholder liabilities	$197,165	$180,218
Investments	3,517	203
Deferred acquisition costs	185,904	176,699
Pension and postretirement benefits	26,449	20,890
Non-admitted assets	39,390	34,823
Other	27,307	14,746
Gross ordinary deferred tax assets	479,732	427,579
Valuation allowance	(157,000)	(156,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	322,732	271,579
Capital:
Investments	54,068	77,287
Net unrealized capital losses	1,147	1,739
Gross capital deferred tax assets	55,215	79,026
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	55,215	79,026
Admitted deferred tax assets	377,947	350,605

Deferred tax liabilities:
Ordinary:
Investments	47,281	85,747
Fixed assets	9,874	8,753
Deferred and uncollected premium	6,375	19,461
Policyholder liabilities	35,419	41,221
Computer software	13,778	10,427
Other	72,889	28,397
Gross ordinary deferred tax liabilities	185,616	194,006
Capital:
Investments	4,758	24
Net unrealized capital gains	121,243	69,057
Gross capital deferred tax liabilities	126,001	69,081
Gross deferred tax liabilities	311,617	263,087
Net deferred tax asset	$66,330	$87,518
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

As of December 31, 2021 and 2020, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2021	2020	Change
Total deferred tax assets	$377,947	$350,605	$27,342
Total deferred tax liabilities	(311,617)	(263,087)	(48,530)
Change in net deferred income tax	$66,330	$87,518	(21,188)
Tax effect of deferred tax asset / deferred tax
liability on unrealized capital gains (losses)			10,928
Tax effect of deferred tax asset on liability for
pension benefits			314
Net change in deferred income tax			(9,946)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of reserve surplus adjustment on deferred tax
asset			6,994
Change in net deferred income tax asset			$(3,383)

As of December 31, 2021, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $84,567 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2021.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2021	2020
Balance at beginning of year	$1,085	$2,984
Additions based on tax positions related to current year	570	390
Additions (reductions) for tax positions of prior years	197	(2,289)
Balance at end of year	$1,852	$1,085

Included in the balance of unrecognized tax benefits at December 31, 2021 are potential benefits of $1,852 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2021, accrued interest and penalties of $55 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $28 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2021, the Company does not expect a significant increase in tax contingencies within the next 12 months.

All tax years through 2017 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company's 2019 or 2020 consolidated tax return.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $38,630, $34,893 and $31,830 in 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the amount due to Securian AM under these agreements was $16,720 and $15,987, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,485, $1,423 and $1,304 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company also recognized commission expense of $102,998, $73,920 and $90,644 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company recognized commissions payable to SFS in the amounts of $7,013 and $1,840 at December 31, 2021 and 2020, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2021, 2020 and 2019, the amounts transferred were $19,227, $16,339 and $16,545, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2021 and 2020, the amount payable to the Company was $46,106 and $37,033, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2021, 2020 and 2019 were $130,959, $135,425 and $157,375, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2021, 2020 and 2019 was $39,767, $14,379 and $14,728, respectively, and the amount payable to SFG at December 31, 2021 and 2020 was $21,010 and $23,680, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $6,500, $7,600 and $7,600 in 2021, 2020 and 2019, respectively, for these policies. The Company paid claims totaling $2,363 and $2,034 in 2021 and 2020, respectively. No claims were paid during 2019. As of December 31, 2021 and 2020, reserves held under these policies were $114,744 and $101,137, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,076, $12,674 and $11,544 in 2021, 2020 and 2019, respectively.

CRI Securities, LLC (CRI), an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $0, $2,844 and $3,081 in 2021, 2020 and 2019, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2021, 2020 and 2019, the Company recognized $850, $659 and $1,063, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2021 and 2020 was $195 and $150, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,101, $21,581 and $11,533 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2021, 2020 and 2019, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2021 and 2020 was $4,160 and $1,661, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2021 and 2020, the Company sold $60,400 and $38,700, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$130,318	$134,709
Total assets	$130,318	$134,709

Liabilities
Policy reserves:
Life insurance	89,996	86,588
Accident and health	2,286	1,636
Policy claims in process of settlement	307,694	249,517
Other policy liabilities	468	807
Accrued commissions and expenses	10,638	11,025
Total liabilities	$411,082	$349,573

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2021	2020	2019
Revenues:
Premiums	$777,500	$749,824	$702,167
Total revenues	777,500	749,824	702,167

Benefits and expenses:
Policyholder benefits	897,067	742,745	593,333
Commission expense	64,144	61,860	57,929
Total benefits and expenses	961,211	804,605	651,262
Net income (loss)	$(183,711)	$(54,781)	$50,905

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$(21,504)	$48,622
Other assets	55,748	30,579
Total assets	$34,244	$48,622

Liabilities
Policy reserves:
Life insurance	$(7,975)	$1,606
Policy claims in process of settlement	(43,659)	51,336
Other policy liabilities	101,269	30,624
Accrued commissions and expenses	—	1,679
Total liabilities	$49,635	$85,245

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2021	2020
Revenues:
Premiums	$(191,120)	$(47,984)
Commission expense	$7,111	$—
Other income	$(364)
Total revenues	$(184,373)	$(47,984)

Benefits and expenses:
Policyholder benefits	(189,938)	52,348
Increase in policy reserves	(6,522)	1,679
Total benefits and expenses	(196,460)	54,027
Net income (loss)	$12,087	$6,043

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2021	2020	2019
Balance at January 1	$628,688	$639,574	$600,802
Less: reinsurance recoverable	509,225	518,958	493,136
Net balance at January 1	119,463	120,616	107,666
Incurred related to:
Current year	151,905	140,442	154,762
Prior years	(10,824)	(14,501)	(15,049)
Total incurred	141,081	125,941	139,713
Paid related to:
Current year	62,452	62,617	74,252
Prior years	63,528	64,477	52,511
Total paid	125,980	127,094	126,763
Net balance at December 31	134,564	119,463	120,616
Plus: reinsurance recoverable	486,085	509,225	518,958
Balance at December 31	$620,649	$628,688	$639,574

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2021 and 2020 was $2,797 and $3,095, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $10,824, $14,501, $15,049 in 2021, 2020 and 2019, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,618 and paid $2,373 of claim adjustment expenses in the current year, of which $730 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $18,662 and $24,883 as of December 31, 2021 and 2020, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2021, 2020 and 2019, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at
beginning of year	$52,008	$48,036	$5,132	$4,931
Service cost	—	—	174	167
Interest cost	1,598	1,826	116	147
Actuarial loss	(788)	4,445	(519)	70
Benefits paid	(2,169)	(2,299)	(156)	(183)
Benefit obligation at
end of year	$50,649	$52,008	$4,747	$5,132

Change in plan assets:
Fair value of plan assets at
beginning of year	$50,177	$48,750	$—	$—
Actual return on plan assets	1,359	1,419	—	—
Employer contribution	2,179	2,307	156	183
Benefits paid	(2,169)	(2,299)	(156)	(183)
Fair value of plan assets at
end of year	$51,546	$50,177	$—	$—

Funded status	$897	$(1,831)	$(4,747)	$(5,132)

Assets:
Prepaid plans assets	$14,194	$—	$—	$—
Overfunded plan assets	(13,297)	—	—	—
Total assets	897	—	—	—
Liabilities recognized:
Accrued benefit costs	—	(13,107)	7,096	7,626
Liability for benefits	—	14,938	(2,349)	(2,494)
Total liabilities recognized	$—	1,831	4,747	$5,132

Unrecognized liabilities	$(897)	$14,938	$(2,349)	$(2,494)

Weighted average assumptions
used to determine benefit
obligations:
Discount rate	2.77%	2.39%	2.81%	2.45%
Rate of compensation increase	N/A	0.00%	N/A	0.00%

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2021	2020	2021	2020
Weighted average assumptions
used to determine net periodic
benefit costs:
Expected long-term return on
plan assets	3.75%	3.75%	N/A	- %
Discount rate	2.39%	3.29%	2.45%	3.32%

Components of net periodic
benefit costs:
Service cost	$—	$—	$174	$167
Interest cost	1,598	1,826	116	147
Expected return on plan assets	(1,882)	(1,828)	—	—
Amount of prior service cost
recognized	—	—	(478)	(478)
Amount of recognized actuarial
loss (gain)	1,375	877	(187)	(190)
Net periodic benefit cost	$1,092	$875	$(375)	$(354)

Amounts in unassigned surplus
recognized as components of net
periodic benefit costs:
Items not yet recognized as a
component of net periodic benefit
cost – prior year	$14,938	$10,962	$(2,494)	$(3,232)
Net prior service (cost) credit
recognized	—	—	478	478
Net loss arising during the period	(266)	4,853	(519)	70
Net gain (loss) recognized	(1,375)	(877)	187	190
Items not yet recognized as a
component of net periodic benefit
cost – current year	$13,297	$14,938	$(2,349)	$(2,494)

Amounts in unassigned surplus
expected to be recognized in the
next fiscal year as components
of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$(129)	$(478)
Net recognized (gains) losses	1,163	1,391	(194)	(125)

Accumulated benefit obligation	$50,649	$52,008	$4,747	$5,132

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2021 and December 31, 2020 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension	Other
	benefits	benefits
2022	$3,877	$252
2023	3,972	271
2024	3,910	268
2025	3,886	274
2026	3,485	273
2027-2031	16,724	1,413

For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2021. The rate was assumed to decrease gradually to 3.70% for 2074 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2021 and 2020. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2021 and 2020. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2021	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$51,546	$51,546

December 31, 2020	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$50,177	$50,177

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2021, 2020 and 2019 of $1,270, $1,186 and $1,460, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2021, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000, and its ownership interest of $3,402 in CRI. During the year ended December 31, 2020, the Company declared and paid dividends to SFG consisting of common stock in the amount of $1,967.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2021 statutory results, the maximum amount available for the payment of dividends during 2022 by Minnesota Life Insurance Company without prior regulatory approval is $340,293.

For the year ended December 31, 2021 there was a cash capital contribution received from SFG in the amount of $100,000. For the year ended December 31, 2020 and 2019, respectively, there were no capital contributions from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2021 and 2020.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2021 and 2020, policy reserves are reflected net of reinsurance ceded of $1,322,783 and $1,332,500, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2021	2020	2019
Direct premiums and annuity considerations	$8,562,341	7,896,662	$8,882,759
Reinsurance assumed	803,049	774,621	728,074
Reinsurance ceded	(1,618,822)	(1,007,623)	(988,690)
Total premiums and annuity considerations	$7,746,568	$7,663,660	$8,622,143

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2021, 2020 and 2019.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(14) Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $1,279,189, $952,825 and $739,150 during 2021, 2020 and 2019, respectively.

As of December 31, 2021, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance LTD
Agent of the Company	Atlantic Security Life Insurance Company
Administrative representative of the Company	Southwest Business Corporation

During March 2022, the Company entered into a master transaction agreement pursuant to which, and subject to satisfaction of closing conditions, the Company will enter into an agreement to reinsure several closed blocks of individual life and individual annuity products effective January 1, 2022. This transaction is expected to close in the first half of 2022.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $546,414 as of December 31, 2021. The Company estimates that $201,000 of these commitments will be invested in 2022, with the remaining $345,414 invested over the next four years.

As of December 31, 2021, the Company had committed to originate mortgage loans totaling $346,975 but had not completed the originations.

As of December 31, 2021, the Company had committed to purchase bonds totaling $79,762 but had not completed the purchase transactions.

The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2021 and 2020, the assets held in trust were $529,481 and $566,904, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2021 and 2020, this liability was $210 and $606, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,740 and $3,372 as of December 31, 2021 and 2020, respectively. These assets are being amortized over a five-year period.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2022, $1,135; 2023, $961; 2024, $803; 2025, $730; 2026, $484. Income from these leases was $2,599, $2,575 and $3,200 for the years ended December 31, 2021, 2020 and 2019, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2021, the Company had entered into agreements with face amount and carrying value totaling $120,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2021 have a maturities of less than one year with principal due at those times. Interest rates are determined at the reset date and ranged from 0.33% to 0.61% during 2021. The Company paid $621, $2,178 and $3,248 in interest in 2021, 2020 and 2019, respectively, and accrued interest of $5 and $36 at December 31, 2021 and 2020, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2021 and 2020, the maximum amount borrowed from the FHLB was $220,000 and $595,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,860,289 and $1,958,405, respectively, as collateral for FHLB borrowings as of December 31, 2021. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,469,773 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2021 was $2,122,023 and $2,253,339, respectively.

As of December 31, 2021 and 2020, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $4,800 and $3,800 at December 31, 2021 and 2020, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2021 and 2020, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2021 and 2020. The interest paid in 2021, 2020 and 2019 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2021 was $267,339. Interest is included in net investment income in the statutory statements of operations.

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2021 that are subject to retrospective rating features was $570,988 which represented 49.3% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$840,772	$486,373	$—	$1,327,145	12.9%
At book value less current surrender charges
of 5% or more	600,607	—	—	600,607	5.8%
At fair value	—	30,326	6,676,667	6,706,993	65.2%
Total with market value adjustment or at fair
value	1,441,379	516,699	6,676,667	8,634,745	83.9%
At book value without adjustment	782,520	—	—	782,520	7.6%
Not subject to discretionary withdrawal	823,251	26,577	18,568	868,396	8.5%
Total	$3,047,150	$543,276	$6,695,235	$10,285,661	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$229,927	$—	$—	$229,927

Group Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,343,582	$—	$—	$4,343,582	14.5%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	22,131,690	22,131,690	74.0%
Total with market value adjustment or at fair
value	4,343,582	—	22,131,690	26,475,272	88.5%
At book value without adjustment	11,811	—	—	11,811	0.0%
Not subject to discretionary withdrawal	3,415,809	—	—	3,415,809	11.5%
Total	$7,771,202	$—	$22,131,690	$29,902,892	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair
value	—	—	—	—	0.0%
At book value without adjustment	1,099,708	—	—	1,099,708	68.0%
Not subject to discretionary withdrawal	517,369	—	—	517,369	32.0%
Total	$1,617,077	$—	$—	$1,617,077	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,816,783
Supplementary contracts with life contingencies	5,658
Deposit-type contracts	1,612,988
Total reported on Life and Accident and Health Annual Statement	12,435,429
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	29,370,201
Total reported on the Annual Statement of the Separate Accounts	29,370,201
Combined total	$41,805,630

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	1,419,851	1,651,256	1,782,368
Universal life with secondary
guarantees	208,155	184,160	544,352
Indexed universal life	7,440,007	7,015,141	7,391,232
Indexed universal life with
secondary guarantees	1,176,646	1,056,659	1,644,631
Indexed life	—	—	—
Other permanent cash value life
insurance	1,002,437	951,575	1,009,896
Variable life	497,240	852,636	699,789
Variable universal life	70,304	70,304	70,304
Miscellaneous reserves	267,717	—	267,717
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	1,071,877
Accidental death benefits	—	—	29
Disability – active lives	—	—	22,910
Disability – disabled lives	—	—	421,666
Miscellaneous reserves	—	—	586,528
Total	12,082,357	11,781,731	15,513,299
Reinsurance ceded	—	—	778,291
Net total	$12,082,357	$11,781,731	$14,735,008

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	3,939,572	3,430,219	3,852,211
Variable universal life	436,533	436,533	436,533
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,376,105	3,866,752	4,288,744
Reinsurance ceded	—	—	—
Net total	$4,376,105	$3,866,752	$4,288,744
Grand total	$16,458,462	$15,648,483	$19,023,752

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$11,651,480
Exhibit 5, Accidental death benefits sections, total (net)	29
Exhibit 5, Disability – active lives section, total (net)	22,904
Exhibit 5, Disability – disables lives section, total (net)	388,992
Exhibit 5, Miscellaneous reserves section, total (net)	2,671,603
Subtotal	14,735,008
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,288,744
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,288,744
Combined total	$19,023,752

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 were as follows:

	Gross	Net of Loading
Ordinary new business	$9,165	$3,426
Ordinary renewal business	65,198	95,216
Credit life	111	111
Group life	1,155	1,101
Subtotal	75,629	99,854
Premiums due and unpaid	99,610	88,531
Portion of due and unpaid over 90 days	(1,524)	(1,524)
Net admitted asset	$173,714	$186,861

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(23) Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(24) Subsequent Events

Through March 31, 2022, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements except for the disclosure item in note 14 Reinsurance.

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2021
(in thousands)

Investment Income Earned:
U.S. Government bonds	$13,922
Other bonds (unaffiliated)	803,005
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3,078
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	16,740
Common stocks of affiliates	—
Mortgage loans	219,675
Real estate	21,727
Premium notes, policy loans and liens	33,186
Cash on hand and on deposit	(13)
Short-term investments	66
Other invested assets	63,128
Derivative instruments	13,239
Aggregate write-ins for investment income	1,358
Gross investment income	$1,189,111

Real Estate Owned - Book Value less Encumbrances
$51,907
Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages	$—
Commercial mortgages	—
Total mortgage loans	4,797,976
$4,797,976
Mortgage Loans By Standing - Book Value:
Good standing	$4,797,976
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,422,942

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$476,107

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$1,493,340
Over 1 year through 5 years	6,464,066
Over 5 years through 10 years	6,813,347
Over 10 years through 20 years	2,765,952
Over 20 years	5,178,206
No maturity date	4,252
Total by maturity	$22,719,163

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$13,403,733
NAIC 2	8,496,761
NAIC 3	741,417
NAIC 4	34,050
NAIC 5	13,939
NAIC 6	29,263
Total by NAIC designation	$22,719,163

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$16,830,490
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,888,673

Preferred Stocks - Statement Value	$103,890
Common Stocks - Market Value	$1,018,668
Short-Term Investments and Cash Equivalents - Book Value	$334,116
Options, Caps & Floors Owned - Statement Value	$1,051,918
Options, Caps & Floors Written and In Force - Statement Value	$(547,298)
Collar, Swap & Forward Agreements Open - Statement Value	$—
Futures Contracts Open - Current Value	$—
Cash on Deposit	$1,314

Life Insurance In Force:
Industrial	$—
Ordinary	$94,922,263
Credit Life	$5,847,105
Group Life	$311,418,841

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$27,997

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$179,531
Credit Life	$41,633
Group Life	$363,436,538
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$160,319
Income Payable	$16,246
Ordinary - Involving Life Contingencies:
Income Payable	$269
Group - Not Involving Life Contingencies:
Amount on Deposit	$37,795
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$24,132

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$115,659
Deferred - Fully Paid - Account Balance	$2,291,901
Deferred - Not Fully Paid - Account Balance	$7,215,103
Group:
Immediate - Amount of Income Payable	$307,777
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$11,809

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$531,176
Credit	$57,517

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,378,859
Dividend Accumulations - Account Balance	$35,917

Claim Payments:
Group Accident and Health:
2021	$53,082
2020	$46,397
2019	$4,290
2018	$1,012
2017	$1,158
Prior	$1,805
Other Accident and Health:
2021	$85
2020	$—
2019	$25
2018	$—
2017	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2021	$4,805
2020	$5,273
2019	$2,656
2018	$1,399
2017	$695
Prior	$487

See accompanying independent auditors’ report

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2021
(in thousands)

1.)	Total admitted assets (excluding separate accounts):				$33,040,236

2.)	10 Largest exposures to a single issuer/borrower/investment:

	Issuer				Amount	Percentage
	Federal National Mortgage Association				$975,290	3.0%
	Federal Home Loan Mortgage Corporation				$804,685	2.4%
	Securian Life Insurance Co				$476,107	1.4%
	Berkshire Hathaway Inc.				$198,073	0.6%
	Intel Corporation				$111,707	0.3%
	Phillips 66				$109,717	0.3%
	The Walt Disney Company				$99,563	0.3%
	Bank of America Corporation				$99,251	0.3%
	UnitedHealth Group Incorporated				$99,098	0.3%
	Comcast Corporation				$97,270	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$13,403,733	40.6%	P/RP-1	$27,975	0.1%
	NAIC-2	$8,496,761	25.7%	P/RP-2	$62,061	0.2%
	NAIC-3	$741,417	2.2%	P/RP-3	$7,813	0.0%
	NAIC-4	$34,050	0.1%	P/RP-4	$5,421	0.0%
	NAIC-5	$13,939	0.0%	P/RP-5	$620	0.0%
	NAIC-6	$29,263	0.1%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:
					Amount	Percentage
	Total admitted assets held in foreign investments:				$1,756,448	5.3%
	Foreign-currency denominated investments of:				$—	0.0%
	Insurance liabilities denominated in that same foreign currency:				$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
					Amount	Percentage
	Countries rated by NAIC-1				$1,701,739	5.2%
	Countries rated by NAIC-2				$11,907	0.0%
	Countries rated by NAIC-3 or below				$42,802	0.1%
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	Australia	$462,675	1.4%
		United Kingdom	$415,456	1.3%

	Countries rated by NAIC-2	Turks And Caicos Islands	$8,000	0.0%
		Mauritius	$2,348	0.0%

	Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
		Guernsey	$14,802	0.0%

7.)	Aggregate unhedged foreign currency exposure:
			Amount	Percentage
			$90,055	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
			Amount	Percentage
	Countries rated by NAIC-1		$89,325	0.3%
	Countries rated by NAIC-2		$730	0.0%
	Countries rated by NAIC-3 or below		$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$34,061	0.1%
		France	$15,855	0.0%

	Countries rated by NAIC-2	Thailand	$417	0.0%
		Hungary	$313	0.0%

	Countries rated by NAIC-3 or below	None	$—	0.0%
		None	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:
	Issuer	NAIC Rating	Amount	Percentage
	HOFER FINANCIAL	1PL	$50,000	0.2%
	Electricité de France S.A.	1FE	$47,522	0.1%
	Vector Limited	2	$47,000	0.1%
	Perth Airport	2	$45,500	0.1%
	Diageo Capital plc	1FE	$44,319	0.1%
	Transurban Group	2FE	$44,171	0.1%
	Takeda Pharmaceutical Company Limited	2FE	$40,875	0.1%
	Vodafone Group Public Limited Company	2FE	$39,073	0.1%
	CSL LTD	1	$38,150	0.1%
	TRANSGRID	2FE	$35,000	0.1%
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency
	exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures
	that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

	Issuer		Amount	Percentage
	Securian Life Insurance Company		$476,107	1.4%
	Allied Solutions, LLC		$159,334	0.5%
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%
	Lerer Hippeau Funds		$37,307	0.1%
	Genstar Funds		$33,826	0.1%
	Ridge Ventures Funds		$33,470	0.1%
	AEA Funds		$29,559	0.1%
	Gridiron Capital Funds		$29,510	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Aggregate statement value of investments held in nonaffiliated privately		Amount	Percentage
	placed equities		$1,041,219	3.2%

	3 Largest investments held in nonaffiliated, privately placed equities		Amount	Percentage
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%

	10 Largest fund managers	Total Invested	Diversified	Non-Diversified
	Dreyfus Money Market Funds	$219,858	$219,858	$—
	Securian Asset Management Funds	$89,272	$89,272	$—
	BlackRock Funds	$72,441	$40,073	$32,367
	Charles River Funds	$69,176	$—	$69,176
	Threshold Ventures Funds	$65,780	$—	$65,780
	Maveron Equity Partners Funds	$40,373	$—	$40,373
	Lerer Hippeau Funds	$37,307	$—	$37,307
	Genstar Funds	$33,826	$—	$33,826
	Ridge Ventures Funds	$33,470	$—	$33,470
	AEA Funds	$29,559	$—	$29,559
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the
	Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

	10 Largest Annual Statement Schedule B aggregate mortgage interests:

	Issuer				Type	Amount	Percentage
	Commercial Massry Portfolio				Commercial	$58,467	0.2%
	Commercial IRET Apartment Portfolio				Commercial	$54,900	0.2%
	Commercial Meritex-Atlanta				Commercial	$43,250	0.1%
	Commercial Wilshire Union Shopping Center				Commercial	$41,000	0.1%
	Commercial Towers of Colonie Apartments				Commercial	$37,131	0.1%
	Commercial Mars Industrial Facility				Commercial	$34,671	0.1%
	Commercial Marshalls Plaza				Commercial	$30,767	0.1%
	Commercial Plymouth Industrial Reit Portf				Commercial	$30,000	0.1%
	Commercial Hubb NYC Portfolio				Commercial	$27,500	0.1%
	Commercial Orchard Park Apt Port				Commercial	$27,420	0.1%

	Admitted assets held in the following categories of mortgage loans:

	Category					Amount	Percentage
	Construction loans					$—	0.0%
	Mortgage loans over 90 days past due					$—	0.0%
	Mortgage loans in the process of foreclosure					$—	0.0%
	Mortgage loans foreclosed					$—	0.0%
	Restructured mortgage loans					$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most
	current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural

	Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
	91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
	81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
	71% to 80%	$—	0.0%	$9,134	0.0%	$—	0.0%
	below 70%	$—	0.0%	$4,788,842	14.5%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
	five largest investments in one parcel or group of contiguous parcels of real estate reported in the
	Annual Statement Schedule A.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans
	that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
	Agreement Type			1st Qtr	2nd Qtr	3rd Qtr
	Securities lending	$—	0.0%	$—	$—	$—
	Repurchase	$—	0.0%	$—	$—	$—
	Reverse repurchase	$—	0.0%	$—	$—	$—
	Dollar repurchase	$—	0.0%	$—	$—	$—
	Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	Hedging	$—	0.0%	$—	$—
	Income generation	$—	0.0%	$—	$—
	Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$—	0.0%	$18,245	$18,132	$17,451
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$84,968	0.0%	$60,713	$59,500	$61,264
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—
See accompanying independent auditors’ report

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2021

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$838,373	2.61%	$838,373	2.61%
All other governments	15,288	0.05%	15,288	0.05%
US states, territories and possessions, etc. guaranteed	602	—%	602	—%
US political subdivisions of states, territories, and
possessions, guaranteed	62,136	0.19%	62,136	0.19%
US special revenue and special assessment obligations,
etc. non-guaranteed	2,443,402	7.62%	2,443,402	7.62%
Industrial and miscellaneous	19,210,694	59.88%	19,210,694	59.89%
Hybrid securities	30,159	0.09%	30,159	0.09%
SVO identified funds	4,252	0.01%	4,252	0.01%
Total long-term bonds	$22,604,906	70.45%	$22,604,906	70.46%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$103,890	0.32%	$103,890	0.32%
Total preferred stocks	$103,890	0.32%	$103,890	0.32%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$359,594	1.12%	$359,594	1.12%
Industrial and miscellaneous other (unaffiliated)	14,800	0.05%	14,800	0.05%
Parents, subsidiaries and affiliates other	476,117	1.49%	476,107	1.49%
Mutual funds	167,056	0.52%	167,056	0.52%
Closed-end funds	$1,111	—%	$1,111	—%
Total common stocks	$1,018,678	3.18%	$1,018,668	3.18%

Mortgage loans
Commercial mortgages	$4,797,976	14.96%	$4,797,976	14.96%
Total mortgage loans	$4,797,976	14.96%	$4,797,976	14.96%

Real estate
Properties occupied by the company	$51,907	0.16%	$51,907	0.16%
Total real estate	$51,907	0.16%	$51,907	0.16%

Cash, cash equivalents and short-term investments
Cash	$1,314	—%	$1,314	—%
Cash equivalents	316,967	0.99%	316,967	0.99%
Short-term investments	17,149	0.06%	17,149	0.06%
Total cash, cash equivalents and short-term investments	$335,430	1.05%	$335,430	1.05%

Policy loans	$689,340	2.15%	$684,899	2.14%

Derivatives	$1,051,918	3.28%	$1,051,918	3.28%

Other invested assets	$1,424,325	4.44%	$1,422,942	4.44%

Receivable for securities	$3,710	0.01%	$2,904	0.01%

Total invested assets	$32,082,080	100.00%	$32,075,440	100.00%
See accompanying independent auditors’ report

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.
Yes ☐ No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: _1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)
December 31, 2021

4.Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the         accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
See accompanying independent auditors’ report
70